UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period :	January 1, 2015 — December 31, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|15

Annual report

Putnam VT
Global Asset Allocation Fund

Putnam Investments

Message from the Trustees

Dear Shareholder:

As 2016 gets under way, a number of factors in today’s markets stand out. Last year, the U.S. Federal Reserve announced a liftoff in short-term interest rates. The first increase took place in December, but the Fed has said that future hikes will likely occur at a gradual pace. Meanwhile, central banks in Europe and Japan continue to run accommodative monetary policies. China’s economy, the world’s second largest, is slowing, with global ramifications. In addition, the price of a barrel of oil is testing multi-year lows.

This combination of factors tempered the performance of stocks in 2015 after a string of solid annual gains over the previous three years. Should the economy continue to grow, stocks could rise, but it would be prudent to be prepared for bouts of volatility in the months ahead.

Managing downside risk while pursuing returns in today’s investing environment poses a challenge. Putnam’s experienced portfolio managers are constantly seeking innovative ways to maneuver in today’s markets, relying on a proprietary global research framework to guide their investment decisions. The interview on the following pages provides an overview of your fund’s performance for the reporting period ended December 31, 2015, as well as an outlook for the coming months.

We also encourage you to consult your financial advisor to ensure that your portfolio is in line with your investment goals, time horizon, and risk tolerance.

As always, thank you for investing with Putnam.

Performance summary (as of 12/31/15)

Investment objective

Long-term return consistent with preservation of capital

Net asset value December 31, 2015

Class IA: $17.06	Class IB: $17.21

Total return at net asset value

				Putnam
				Balanced
			Russell 3000	Blended
(as of 12/31/15)	Class IA shares*	Class IB shares†	Index	Benchmark

1 year	0.42%	0.17%	0.48%	0.35%

5 years	50.85	48.95	77.64	46.95
Annualized	8.57	8.29	12.18	8.00

10 years	82.94	78.91	103.33	83.40
Annualized	6.23	5.99	7.35	6.25

Life	687.36	651.95	1,415.68	—
Annualized	7.67	7.50	10.23	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s managers

How would you describe the global investment environment for the 12-month reporting period ended December 31, 2015?

U.S. markets began 2015 strongly, benefiting from the positive momentum coming out of 2014, with low interest rates and negligible inflation supporting solid advances in both the equity and bond markets. The S&P 500 Index, a performance bellwether for the broad U.S. stock market, reached a record-high close in late May. The early part of the period was not without its setbacks, however. The strengthening of the U.S. dollar weighed on the competitiveness of U.S. exporters. Commodity price weakness — notably the precipitous decline in oil prices — dampened the growth of many energy companies, as well as those of businesses supporting the energy industry, even though lower energy prices did have a positive effect on U.S. consumers. Macroeconomic worries surrounding the Greek debt crisis and, later, the ongoing deceleration of the Chinese economy also proved to be weighty influences on the markets. Turbulence peaked in late August, when the Dow Jones Industrial Average plunged by 1,000 points. Although stocks recovered from their August lows, by the final quarter of 2015, U.S. equities were enduring significant volatility, mainly on the back of deepening concerns about the contracting Chinese economy and the extreme measures the Chinese government was taking to re-stimulate growth. For the period as a whole, amid periods of extreme volatility, the U.S. equity markets ended the year roughly where they began it, with the S&P 500 Index producing a basically flat 1.38% annual return.

The environment for U.S. bonds was no less challenging during the past 12 months. After a generally positive start to the period, bond investors, too, succumbed to a variety of risk-aversion concerns. Chief among them was anticipation of the Federal Reserve’s interest-rate hike, which had a significant dampening effect on market sentiment. In mid-December, the much-anticipated Fed rate-hike announcement came in the form of a one-quarter point increase in the federal funds rate, thus ending the Fed’s nearly seven-year zero-interest-rate policy. Overall, higher-quality bonds faced fewer challenges during the period. For the period as a whole, the Barclays U.S. Aggregate Bond Index managed a scant 0.55% annual return, while international bonds returned –3.57%, as measured by the Citibank World Government Bond Index. In the credit-sensitive side of the bond market, high-yield bonds produced among the markets’ most negative results. High-yields fell by around 4.5% as represented by the JPMorgan Developed High-Yield Index, as their yield spreads over U.S. Treasuries widened, pushing high-yield bond prices lower. The high-yield market — a substantial portion of which is represented by companies in the energy and commodities industries — also was affected by the ongoing weaknesses in those sectors.

Global equities faced mostly negative returns in 2015. The MSCI World Index was down by nearly 1% for the 12 months. Developed world equities as represented by the MSCI EAFE Index fell by 0.81%, while emerging-market stocks were off by nearly 15%, as measured by the MSCI Emerging Markets Index [ND]. Japanese stocks, as represented by the TOPIX Index, were among the best performers, increasing by about 11.5% during the year, while those in Europe produced significantly lower returns, with the MSCI Europe Index falling by nearly 3%.

How did Putnam VT Global Asset Allocation Fund perform during the reporting period?

For the 12-month reporting period ended December 31, 2015, the fund’s class IA shares returned 0.42%, compared with 0.35% for its custom, blended benchmark. We seek to outperform our benchmark by way of two management approaches: 1) active decisions about how to weight the fund’s allocations to its multiple asset classes relative to the benchmark; and 2) active implementation and security-selection decisions within each asset class. During the past 12 months, the fund’s asset allocations were kept fairly close to level with the allocations within its individual custom benchmark, and thus the fund’s contribution from dynamic asset allocation decisions was minimal.

Within security selection, however, the fund benefited from good stock picking among U.S. large-capitalization companies, using a quantitative methodology that helped identify some of the best performers in that space. Solid security selection within the high-yield bond universe also benefited the fund, despite the sub-par performance of that asset class as a whole during the 12-month period. The hedging of international currency exposure was also a notable benefit, particularly in the first half of the year as the U.S. dollar strengthened.

How did the portfolio use derivatives during the reporting period?

We used futures, forward currency contracts, and various swap mechanisms to manage exposure to various market risks. It is our view that the prudent use of such derivative instruments, together with strong management controls, can help to more efficiently manage portfolio risks.

What is your investment outlook as we move into 2016?

We expect to enter 2016 in a similar strategic stance to where we left off in 2015. This is to say that given the current state of the global capital markets, we anticipate keeping the fund’s asset allocation levels in line with their respective benchmarks. We are choosing to pursue this approach because of uncertainties with respect to China’s economic growth prospects and the path and pace of the Fed’s interest-rate tightening policies. While we are not overly concerned about either of these issues, we expect our near-term approach to be more tactical within both the equity and fixed-income sleeves of our portfolio, and will tend to express our investment convictions more on the basis of individual security selection decisions within the portfolio’s different asset classes.

Entering 2016, we believe there will be better growth opportunities in the United States than in the emerging markets, and we are also becoming more optimistic in the growth prospects for stocks in Europe and Japan. In the fixed-income arena, we believe that interest rates will slowly move higher on the long end of the yield

2 Putnam VT Global Asset Allocation Fund

curve and expect to take advantage of tactical opportunities as they emerge.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager James A. Fetch is Co-Head of Global Asset Allocation at Putnam. He has been in the investment industry since he joined Putnam in 1994.

In addition to James, your fund’s managers are Robert J. Kea, CFA, Robert J. Schoen, and Jason R. Vaillancourt, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/15 to 12/31/15. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the fiscal year
ended 12/31/14*	0.84%	1.09%

Annualized expense ratio for the six-month period
ended 12/31/15†	0.85%	1.10%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Restated to reflect current fees.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/15		for the 6 months ended 12/31/15

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$4.24	$5.48	$4.33	$5.60

Ending value
(after expenses)	$978.20	$977.30	$1,020.92	$1,019.66

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/15. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Global Asset Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Global Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Global Asset Allocation Fund (the “fund”) at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2015 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2016

Putnam VT Global Asset Allocation Fund 5

The fund’s portfolio 12/31/15

COMMON STOCKS (58.0%)*	Shares	Value

Basic materials (2.2%)
Aceto Corp.	483	$13,031

Agrihold ASA (Norway)	331	14,256

Akzo Nobel NV (Netherlands)	605	40,410

Amcor, Ltd. (Australia)	5,474	53,257

American Vanguard Corp.	1,981	27,754

Andersons, Inc. (The)	452	14,297

ArcelorMittal SA (France)	4,094	17,106

Asahi Kasei Corp. (Japan)	2,000	13,536

BASF SE (Germany)	2,161	165,208

Beacon Roofing Supply, Inc. †	829	34,138

Cabot Corp.	324	13,245

Cambrex Corp. †	678	31,927

CF Industries Holdings, Inc.	431	17,589

Chicago Bridge & Iron Co. NV S	657	25,616

Compagnie De Saint-Gobain (France)	227	9,765

Continental Building Products, Inc. †	1,785	31,166

CRH PLC (Ireland)	322	9,307

Domtar Corp. (Canada)	586	21,653

Dow Chemical Co. (The)	513	26,409

EMS-Chemie Holding AG (Switzerland)	112	49,042

EVA Precision Industrial Holdings, Ltd. (China)	46,000	8,132

Evonik Industries AG (Germany)	1,259	41,779

Fortescue Metals Group, Ltd. (Australia) S	25,207	33,998

Glencore PLC (United Kingdom)	23,325	31,036

Graphic Packaging Holding Co.	11,100	142,413

Incitec Pivot, Ltd. (Australia)	12,415	35,499

Innophos Holdings, Inc.	404	11,708

Innospec, Inc.	545	29,599

KapStone Paper and Packaging Corp.	1,237	27,944

Kraton Performance Polymers, Inc. †	512	8,504

Kuraray Co., Ltd. (Japan)	2,000	24,184

LSB Industries, Inc. †	787	5,706

LyondellBasell Industries NV Class A	6,900	599,610

Minerals Technologies, Inc.	548	25,131

Mitsubishi Gas Chemical Co., Inc. (Japan)	3,000	15,328

Mitsubishi Materials Corp. (Japan)	15,000	47,177

Mondi PLC (South Africa)	1,235	24,085

Mota-Engil SGPS SA (Portugal) S	4,779	9,977

Newcrest Mining, Ltd. (Australia) †	4,435	41,924

Nippon Steel & Sumitomo Metal Corp. (Japan)	1,100	21,781

Nitto Denko Corp. (Japan)	800	58,356

NN, Inc.	1,404	22,380

Orion Engineered Carbons SA (Luxembourg)	1,195	15,057

Patrick Industries, Inc. †	907	39,455

Rio Tinto PLC (United Kingdom)	2,162	63,006

Royal Boskalis Westminster NV (Netherlands)	774	31,531

Sealed Air Corp.	6,600	294,360

Sherwin-Williams Co. (The)	2,800	726,880

Smurfit Kappa Group PLC (Ireland)	524	13,373

Sumitomo Metal Mining Co., Ltd. (Japan)	3,000	36,260

ThyssenKrupp AG (Germany)	2,425	48,090

Trex Co., Inc. †	198	7,532

UPM-Kymmene OYJ (Finland)	3,575	66,212

US Concrete, Inc. †	501	26,383

COMMON STOCKS (58.0%)* cont.	Shares	Value

Basic materials cont.
voestalpine AG (Austria)	755	$23,106

Weyerhaeuser Co. R	1,600	47,968

		3,334,176
Capital goods (3.9%)
ABB, Ltd. (Switzerland)	2,987	53,019

ACS Actividades de Construccion y Servicios SA (Spain)	1,376	40,088

AGCO Corp.	3,200	145,248

Airbus Group SE (France)	795	53,379

Allison Transmission Holdings, Inc.	12,800	331,392

Altra Industrial Motion Corp.	806	20,214

American Axle & Manufacturing Holdings, Inc. †	1,519	28,770

Argan, Inc.	958	31,039

Avery Dennison Corp.	2,200	137,852

AZZ, Inc.	317	17,616

BAE Systems PLC (United Kingdom)	3,162	23,272

Boer Power Holdings, Ltd. (China)	6,000	10,775

Bombardier, Inc. Class B (Canada) †	5,582	5,406

Carlisle Cos., Inc.	1,000	88,690

Chase Corp.	256	10,427

Cooper-Standard Holding, Inc. †	464	36,002

Crown Holdings, Inc. †	10,900	552,630

Cubic Corp.	825	38,981

dorma + kaba Holding AG Class B (Switzerland)	46	31,211

Douglas Dynamics, Inc.	413	8,702

Embraer SA ADR (Brazil)	404	11,934

General Dynamics Corp.	7,500	1,030,200

Greenbrier Cos., Inc. (The)	495	16,147

Hyster-Yale Materials Handling, Inc.	218	11,434

IDEX Corp.	2,800	214,508

Ingersoll-Rand PLC	3,700	204,573

JTEKT Corp (Japan)	1,300	21,277

Kadant, Inc.	615	24,975

KBR, Inc.	12,300	208,116

Leggett & Platt, Inc.	3,600	151,272

MasTec, Inc. †	2,645	45,970

Matrix Service Co. †	1,370	28,140

Miller Industries, Inc.	694	15,115

Mitsubishi Electric Corp. (Japan)	8,000	83,876

Mobileye NV (Israel) †	331	13,995

MSA Safety, Inc.	273	11,867

Northrop Grumman Corp.	5,300	1,000,693

Orbital ATK, Inc.	1,022	91,305

OSRAM Licht AG (Germany)	882	37,113

Roper Technologies, Inc.	3,800	721,202

Safran SA (France)	486	33,284

Sandvik AB (Sweden)	1,296	11,225

Sound Global, Ltd. (China) † F	9,000	6,514

Spirit AeroSystems Holdings, Inc. Class A †	3,400	170,238

Standex International Corp.	315	26,192

Stoneridge, Inc. †	1,538	22,762

Tetra Tech, Inc.	1,630	42,413

Thales SA (France)	159	11,914

Trinseo SA † S	1,914	53,975

Vinci SA (France)	1,665	106,775

Wabash National Corp. †	2,820	33,361

WorleyParsons, Ltd. (Australia)	2,747	9,140

		6,136,218

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (58.0%)* cont.	Shares	Value

Communication services (2.1%)
BCE, Inc. (Canada)	247	$9,543

Bharti Infratel, Ltd. (India)	3,663	23,602

BT Group PLC (United Kingdom)	14,489	100,137

CalAmp Corp. †	1,536	30,612

Cellnex Telecom SAU 144A (Spain)	1,068	19,912

China Mobile, Ltd. (China)	1,000	11,207

Cincinnati Bell, Inc. †	7,084	25,502

Cogent Communications Holdings, Inc.	632	21,924

Com Hem Holding AB (Sweden)	4,421	39,955

Deutsche Telekom AG (Germany)	4,785	86,579

Frontier Communications Corp.	4,476	20,903

IDT Corp. Class B	648	7,556

Inteliquent, Inc.	1,260	22,390

InterXion Holding NV (Netherlands) †	338	10,191

Iridium Communications, Inc. †	1,606	13,506

Juniper Networks, Inc.	22,400	618,240

KDDI Corp. (Japan)	4,200	108,725

Liberty Global PLC Ser. C (United Kingdom) †	316	12,883

NeuStar, Inc. Class A †	671	16,084

Nippon Telegraph & Telephone Corp. (Japan)	2,300	91,314

NTT DoCoMo, Inc. (Japan)	3,900	79,933

Numericable-SFR (France)	717	26,033

Orange SA (France)	5,548	93,075

Quebecor, Inc. Class B (Canada)	738	18,070

SBA Communications Corp. Class A †	4,200	441,294

ShoreTel, Inc. †	1,706	15,098

Sky PLC (United Kingdom)	7,802	127,648

Spark New Zealand, Ltd. (New Zealand)	5,716	12,883

Spok Holdings, Inc.	815	14,931

Telecom Italia SpA RSP (Italy)	46,236	47,291

Telenor ASA (Norway)	2,393	39,811

Telstra Corp., Ltd. (Australia)	15,555	63,115

Ubiquiti Networks, Inc. †	308	9,761

Verizon Communications, Inc.	19,021	879,151

Vodafone Group PLC (United Kingdom)	22,578	73,029

		3,231,888
Conglomerates (0.1%)
Mitsubishi Corp. (Japan)	1,500	24,920

Orkla ASA (Norway)	2,542	20,061

Siemens AG (Germany)	755	73,251

Tyco International PLC	525	16,742

		134,974
Consumer cyclicals (8.8%)
Accor SA (France)	186	8,023

Adecco SA (Switzerland)	1,132	77,727

Amazon.com, Inc. †	800	540,712

Aristocrat Leisure, Ltd. (Australia)	5,040	37,247

Ascena Retail Group, Inc. †	1,823	17,957

Atresmedia Corporacion de Medios de Comunicacion
SA (Spain)	506	5,363

Big Lots, Inc.	474	18,268

Brunswick Corp.	534	26,972

CaesarStone Sdot-Yam, Ltd. (Israel) †	831	36,016

Caleres, Inc.	991	26,579

Carmike Cinemas, Inc. †	1,152	26,427

Carter’s, Inc.	3,600	320,508

CEB, Inc.	196	12,032

Cedar Fair LP	486	27,138

COMMON STOCKS (58.0%)* cont.	Shares	Value

Consumer cyclicals cont.
Children’s Place, Inc. (The)	356	$19,651

Cie Generale des Etablissements Michelin (France)	900	85,453

Coach, Inc.	658	21,536

Compass Group PLC (United Kingdom)	3,265	56,510

Conn’s, Inc. †	721	16,922

Continental AG (Germany)	593	143,930

Cooper Tire & Rubber Co.	968	36,639

Ctrip.com International, Ltd. ADR (China) †	330	15,289

Dai Nippon Printing Co., Ltd. (Japan)	12,000	118,636

Daimler AG (Registered Shares) (Germany)	219	18,280

Dalata Hotel Group PLC (Ireland) †	4,317	25,885

Deluxe Corp.	977	53,286

Discovery Communications, Inc. Class A †	34,303	915,204

DSW, Inc. Class A	781	18,635

Ennis, Inc.	843	16,228

Equifax, Inc.	2,000	222,740

Ethan Allen Interiors, Inc.	1,412	39,282

Everi Holdings, Inc. †	1,865	8,187

Express, Inc. †	1,498	25,885

Fiat Chrysler Automobiles NV (United Kingdom) †	5,433	74,810

Flight Centre Travel Group, Ltd. (Australia)	1,445	41,642

Fuji Heavy Industries, Ltd. (Japan)	3,200	131,547

G&K Services, Inc. Class A	382	24,028

Galaxy Entertainment Group, Ltd. (Hong Kong)	4,000	12,472

GNC Holdings, Inc. Class A	650	20,163

Gray Television, Inc. †	2,526	41,174

Harvey Norman Holdings, Ltd. (Australia)	14,221	42,976

Heartland Payment Systems, Inc.	242	22,946

Hilton Worldwide Holdings, Inc.	27,100	579,940

Home Depot, Inc. (The)	13,200	1,745,700

Industria de Diseno Textil SA (Inditex) (Spain)	1,790	61,426

Industrivarden AB Class A (Sweden)	3,432	64,018

ITV PLC (United Kingdom)	38,940	158,669

KAR Auction Services, Inc.	4,995	184,965

Kia Motors Corp. (South Korea)	702	31,271

Kimberly-Clark Corp.	6,600	840,180

Kingfisher PLC (United Kingdom)	21,922	106,149

Lagardere SCA (France)	2,819	83,874

Landauer, Inc.	741	24,394

Lear Corp.	3,800	466,754

Liberty Interactive Corp. Class A †	8,800	240,416

Liberty Media Corp. Class A †	3,900	153,075

LifeLock, Inc. † S	677	9,715

Lions Gate Entertainment Corp.	1,109	35,921

Live Nation Entertainment, Inc. †	1,062	26,093

LIXIL Group Corp. (Japan)	1,500	33,291

Lowe’s Cos., Inc.	13,500	1,026,540

Luxottica Group SpA (Italy)	473	30,835

Macy’s, Inc.	6,600	230,868

Malibu Boats, Inc. Class A †	1,314	21,510

Marcus Corp. (The)	830	15,745

Marks & Spencer Group PLC (United Kingdom)	11,227	74,607

Marriott Vacations Worldwide Corp.	349	19,876

Mazda Motor Corp. (Japan)	2,800	57,601

MCBC Holdings, Inc. †	1,116	15,289

Mediaset SpA (Italy)	4,322	17,900

Men’s Wearhouse, Inc. (The)	681	9,997

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (58.0%)* cont.	Shares	Value

Consumer cyclicals cont.
National CineMedia, Inc.	1,791	$28,137

News Corp. Class A	7,900	105,544

Nexstar Broadcasting Group, Inc. Class A	298	17,493

Next PLC (United Kingdom)	183	19,617

NIKE, Inc. Class B	16,400	1,025,000

Nintendo Co., Ltd. (Japan)	300	41,299

Nippon Television Holdings, Inc. (Japan) UR	1,200	21,839

Nissan Motor Co., Ltd. (Japan)	2,700	28,277

Oxford Industries, Inc.	300	19,146

Panasonic Corp. (Japan)	3,100	31,462

Penn National Gaming, Inc. †	1,341	21,483

Peugeot SA (France) †	3,149	55,214

PGT, Inc. †	3,743	42,633

Pitney Bowes, Inc.	875	18,069

ProSiebenSat.1 Media SE (Germany)	491	24,837

Publicis Groupe SA (France)	368	24,407

RE/MAX Holdings, Inc. Class A	1,071	39,948

Regal Entertainment Group Class A S	1,762	33,249

Scotts Miracle-Gro Co. (The) Class A	589	37,996

Securitas AB Class B (Sweden)	4,097	62,407

ServiceMaster Global Holdings, Inc. †	2,600	102,024

Shimamura Co., Ltd. (Japan)	300	35,064

Sirius XM Holdings, Inc. †	95,500	388,685

Six Flags Entertainment Corp.	2,600	142,844

SJM Holdings, Ltd. (Hong Kong)	26,000	18,479

Smith & Wesson Holding Corp. †	2,074	45,587

Sohgo Security Services Co., Ltd. (Japan)	500	23,399

Sony Corp. (Japan)	1,000	24,498

Sports Direct International PLC (United Kingdom) †	2,209	18,730

Steven Madden, Ltd. †	348	10,517

Suzuki Motor Corp. (Japan)	400	12,143

TABCORP Holdings, Ltd. (Australia)	3,549	12,103

Tata Motors, Ltd. (India) †	3,450	20,288

Taylor Wimpey PLC (United Kingdom)	13,986	41,765

Thor Industries, Inc.	900	50,535

TiVo, Inc. †	2,091	18,045

Toppan Printing Co., Ltd. (Japan)	6,000	55,247

Toyota Industries Corp. (Japan)	400	21,377

Toyota Motor Corp. (Japan)	1,000	61,380

TUI AG (London Exchange) (Germany)	1,792	31,793

Tumi Holdings, Inc. †	726	12,073

Valeo SA (France)	349	53,880

Verisk Analytics, Inc. Class A †	2,600	199,888

Viacom, Inc. Class B	8,700	358,092

Vista Outdoor, Inc. †	241	10,727

Visteon Corp. †	346	39,617

Welspun India, Ltd. (India)	875	12,011

Wolters Kluwer NV (Netherlands)	1,409	47,210

Wolverine World Wide, Inc.	946	15,808

WPP PLC (United Kingdom)	2,644	60,859

Wyndham Worldwide Corp.	2,700	196,155

Yamaha Motor Co., Ltd. (Japan)	2,100	47,058

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	4,500	15,288

Zee Entertainment Enterprises, Ltd. (India)	3,095	20,380

		13,739,130

COMMON STOCKS (58.0%)* cont.	Shares	Value

Consumer staples (5.0%)
Altria Group, Inc.	2,900	$168,809

Anheuser-Busch InBev SA/NV (Belgium)	743	91,779

Ashtead Group PLC (United Kingdom)	2,141	35,229

Associated British Foods PLC (United Kingdom)	936	46,073

Avis Budget Group, Inc. † S	837	30,375

Avon Products, Inc.	1,337	5,415

Barrett Business Services, Inc.	199	8,664

Barry Callebaut AG (Switzerland)	29	31,628

Bright Horizons Family Solutions, Inc. †	341	22,779

Brinker International, Inc.	620	29,729

British American Tobacco PLC (United Kingdom)	1,050	58,316

Bunge, Ltd.	10,900	744,252

Cal-Maine Foods, Inc. S	497	23,031

Coca-Cola Amatil, Ltd. (Australia)	7,781	52,442

Coca-Cola Enterprises, Inc.	5,300	260,972

Colgate-Palmolive Co.	1,800	119,916

ConAgra Foods, Inc.	8,000	337,280

Coty, Inc. Class A	2,162	55,412

CVS Health Corp.	13,200	1,290,564

Delivery Hero Holding GmbH (acquired 6/12/15,
cost $15,404) (Private) (Germany) † ∆∆ F	2	13,387

Dr. Pepper Snapple Group, Inc.	9,200	857,440

Farmer Bros. Co. †	352	11,359

Geo Group, Inc. (The) R	2,545	73,576

Grand Canyon Education, Inc. †	775	31,093

Henkel AG & Co. KGaA (Preference) (Germany)	364	40,576

Imperial Tobacco Group PLC (United Kingdom)	1,733	91,148

ITOCHU Corp. (Japan)	3,900	45,973

ITT Educational Services, Inc. † S	444	1,656

J Sainsbury PLC (United Kingdom)	11,559	44,046

Japan Tobacco, Inc. (Japan)	2,000	73,434

John B. Sanfilippo & Son, Inc.	863	46,628

Kao Corp. (Japan)	2,000	102,633

Kerry Group PLC Class A (Ireland)	839	69,431

Kforce, Inc.	1,226	30,993

Koninklijke Ahold NV (Netherlands)	5,706	120,471

Korn/Ferry International	657	21,799

Kroger Co. (The)	11,600	485,228

Liberty Ventures Ser. A †	5,900	266,149

METRO AG (Germany)	869	27,736

Molson Coors Brewing Co. Class B	271	25,452

Mondelez International, Inc. Class A	3,600	161,424

Monster Worldwide, Inc. †	6,038	34,598

Nestle SA (Switzerland)	2,080	154,177

Nomad Foods, Ltd. (United Kingdom) †	1,069	12,619

Nutraceutical International Corp. †	457	11,800

On Assignment, Inc. †	516	23,194

Papa John’s International, Inc.	300	16,761

Paylocity Holding Corp. †	251	10,178

PepsiCo, Inc.	6,500	649,480

Philip Morris International, Inc.	257	22,593

Pinnacle Foods, Inc.	4,276	181,559

Rakuten, Inc. (Japan)	800	9,219

Reckitt Benckiser Group PLC (United Kingdom)	597	54,953

SABMiller PLC (United Kingdom)	313	18,749

Sanderson Farms, Inc. S	452	35,039

Seven & i Holdings Co., Ltd. (Japan)	300	13,679

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (58.0%)* cont.	Shares	Value

Consumer staples cont.
Shiseido Co., Ltd. (Japan)	500	$10,347

Shutterfly, Inc. †	144	6,417

Sonic Corp.	967	31,244

SpartanNash Co.	989	21,402

Svenska Cellulosa AB SCA Class B (Sweden)	647	18,789

Swedish Match AB (Sweden)	2,041	72,210

Team Health Holdings, Inc. †	202	8,866

TrueBlue, Inc. †	556	14,323

Uni-President Enterprises Corp. (Taiwan)	13,000	21,660

Unilever NV ADR (Netherlands)	1,737	75,257

Unilever PLC (United Kingdom)	1,055	45,173

WH Group, Ltd. 144A (Hong Kong) †	98,996	54,870

Wolseley PLC (United Kingdom)	677	36,801

Woolworths, Ltd. (Australia)	1,453	25,713

X5 Retail Group NV GDR (Russia) †	686	13,003

		7,758,970
Energy (3.8%)
BG Group PLC (United Kingdom)	1,266	18,359

BP PLC (United Kingdom)	26,511	138,147

Callon Petroleum Co. †	4,318	36,012

Cameron International Corp. †	9,000	568,800

Connacher Oil and Gas, Ltd. (Canada) †	501	46

CVR Energy, Inc. S	2,000	78,700

Delek US Holdings, Inc.	707	17,392

Diamondback Energy, Inc. †	136	9,098

EnCana Corp. (Canada)	1,138	5,782

EP Energy Corp. Class A † S	1,575	6,899

Exxon Mobil Corp.	504	39,287

Ezion Holdings, Ltd. (Singapore)	35,380	15,075

Genel Energy PLC (United Kingdom) †	2,472	6,127

Gulfport Energy Corp. †	421	10,344

Hess Corp.	600	29,088

Lone Pine Resources Canada, Ltd. (Canada) † F	2,494	25

Lone Pine Resources, Inc. Class A (Canada) † F	2,494	25

Northern Oil and Gas, Inc. †	2,501	9,654

Occidental Petroleum Corp.	16,600	1,122,326

OMV AG (Austria)	4,695	131,801

Pacific Ethanol, Inc. †	1,826	8,728

Questar Corp.	2,300	44,804

Repsol SA (Rights) (Spain) †	3,631	1,811

Repsol YPF SA (Spain)	3,631	39,531

Royal Dutch Shell PLC Class A (United Kingdom)	4,438	99,706

Royal Dutch Shell PLC Class A (United Kingdom)	2,012	46,092

Royal Dutch Shell PLC Class B (United Kingdom)	3,082	70,375

Schlumberger, Ltd. S	16,900	1,178,775

SM Energy Co.	404	7,943

Statoil ASA (Norway)	8,316	116,310

Stone Energy Corp. †	658	2,823

Suncor Energy, Inc. (Canada)	1,755	45,305

Superior Energy Services, Inc.	15,100	203,397

Tesoro Corp.	2,200	231,814

Total SA (France)	2,478	110,360

Valero Energy Corp.	17,900	1,265,709

Vestas Wind Systems A/S (Denmark)	1,897	132,444

Whiting Petroleum Corp. †	296	2,794

Woodside Petroleum, Ltd. (Australia)	2,237	46,917

		5,898,625

COMMON STOCKS (58.0%)* cont.	Shares	Value

Financials (10.8%)
3i Group PLC (United Kingdom)	14,737	$103,872

Access National Corp.	548	11,212

ACE, Ltd.	144	16,826

Admiral Group PLC (United Kingdom)	854	20,772

AG Mortgage Investment Trust, Inc. R	332	4,263

Ageas (Belgium)	481	22,295

Agree Realty Corp. R	553	18,796

AIA Group, Ltd. (Hong Kong)	12,200	72,682

Allianz SE (Germany)	694	122,946

Allied World Assurance Co. Holdings AG	2,827	105,136

Allstate Corp. (The)	9,300	577,437

American Capital Agency Corp. R	7,500	130,050

American Equity Investment Life Holding Co.	1,296	31,143

American Financial Group, Inc.	800	57,664

American International Group, Inc.	700	43,379

Amtrust Financial Services, Inc.	733	45,138

Annaly Capital Management, Inc. R	26,200	245,756

Apollo Commercial Real Estate Finance, Inc. R	837	14,422

Apollo Residential Mortgage, Inc. R	1,398	16,706

Arbor Realty Trust, Inc. R	3,267	23,359

Arlington Asset Investment Corp. Class A	382	5,054

ARMOUR Residential REIT, Inc. R	220	4,787

Ashford Hospitality Prime, Inc. R	85	1,233

Ashford Hospitality Trust, Inc. R	2,062	13,011

Aspen Insurance Holdings, Ltd.	1,200	57,960

AXA SA (France)	4,528	123,789

Banco Latinoamericano de Comercio Exterior SA
Class E (Panama)	1,236	32,049

Banco Santander SA (Spain)	8,788	43,145

Bank Hapoalim BM (Israel)	7,545	38,967

Bank of America Corp.	93,500	1,573,605

Bank of Ireland (Ireland) †	105,629	38,713

Bank of New York Mellon Corp. (The)	15,400	634,788

Bank of Queensland, Ltd. (Australia)	2,381	23,989

Barclays PLC (United Kingdom)	9,268	29,998

BNP Paribas SA/New York, NY (France)	2,833	160,359

BofI Holding, Inc. † S	1,297	27,302

Brandywine Realty Trust R	1,217	16,624

Brixmor Property Group, Inc. R	2,600	67,132

Broadridge Financial Solutions, Inc.	1,600	85,968

Campus Crest Communities, Inc. R	2,594	17,639

Cardinal Financial Corp.	1,078	24,525

Cardtronics, Inc. †	702	23,622

CBL & Associates Properties, Inc. R	736	9,104

CBRE Group, Inc. Class A †	22,400	774,592

Challenger, Ltd. (Australia)	6,621	41,739

Chimera Investment Corp. R	4,100	55,924

Citizens & Northern Corp.	698	14,658

CNO Financial Group, Inc.	1,371	26,172

CNP Assurances (France)	5,287	71,210

Communications Sales & Leasing, Inc. R	1,992	37,230

Community Healthcare Trust, Inc. R	882	16,255

CoreLogic, Inc. †	1,800	60,948

Credicorp, Ltd. (Peru)	88	8,564

Credit Agricole SA (France)	5,663	66,714

Credit Suisse Group AG (Switzerland)	2,638	57,016

Customers Bancorp, Inc. †	1,426	38,816

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (58.0%)* cont.	Shares	Value

Financials cont.
CYS Investments, Inc. R	1,049	$7,479

Daiwa Securities Group, Inc. (Japan)	2,000	12,228

Danske Bank A/S (Denmark)	403	10,766

Delta Lloyd NV (Netherlands)	1,674	9,834

Dexus Property Group (Australia) R	8,758	47,490

DNB ASA (Norway)	572	7,040

Dubai Islamic Bank PJSC (United Arab Emirates)	5,239	8,763

East West Bancorp, Inc.	382	15,876

Employers Holdings, Inc.	1,724	47,065

Encore Capital Group, Inc. † S	458	13,319

EPR Properties R	313	18,295

Equity Lifestyle Properties, Inc. R	900	60,003

Essent Group, Ltd. †	476	10,420

Eurazeo SA (France)	414	28,492

Farmers Capital Bank Corp. †	499	13,528

FCB Financial Holdings, Inc. Class A †	1,048	37,508

Federal Agricultural Mortgage Corp. Class C	497	15,690

Federated National Holding Co.	1,655	48,922

Financial Institutions, Inc.	720	20,160

First BanCorp. (Puerto Rico) †	10,052	32,669

First Community Bancshares, Inc.	683	12,724

First Industrial Realty Trust R	663	14,672

First NBC Bank Holding Co. †	768	28,716

FirstMerit Corp.	846	15,778

Flushing Financial Corp.	702	15,191

Foxtons Group PLC (United Kingdom)	7,672	21,205

General Growth Properties R	22,900	623,109

Genworth Financial, Inc. Class A †	26,812	100,009

Goldman Sachs Group, Inc. (The)	400	72,092

Grupo Financiero Banorte SAB de CV (Mexico)	3,564	19,604

Hang Lung Group, Ltd. (Hong Kong)	3,000	9,727

Hanmi Financial Corp.	1,419	33,659

HCI Group, Inc.	732	25,510

Heartland Financial USA, Inc.	486	15,241

Heritage Insurance Holdings, Inc. †	1,673	36,505

Hersha Hospitality Trust R	555	12,077

Hibernia REIT PLC (Ireland) R	34,833	53,325

Horizon Bancorp	533	14,903

HSBC Holdings PLC (United Kingdom)	16,195	127,802

ING Groep NV GDR (Netherlands)	4,807	64,707

Intact Financial Corp. (Canada)	187	11,985

Invesco Mortgage Capital, Inc. R	533	6,604

Investor AB Class B (Sweden)	2,587	95,181

Investors Real Estate Trust R	1,495	10,390

Japan Hotel REIT Investment Corp (Japan) R	55	40,653

Jones Lang LaSalle, Inc.	2,000	319,720

JPMorgan Chase & Co.	27,543	1,818,664

Kennedy-Wilson Holdings, Inc.	817	19,673

Kerry Properties, Ltd. (Hong Kong)	14,500	39,474

KKR & Co. LP	832	12,971

Lazard, Ltd. Class A	715	32,182

Lexington Realty Trust R S	2,892	23,136

Lloyds Banking Group PLC (United Kingdom)	8,678	9,340

LTC Properties, Inc. R	776	33,477

Maiden Holdings, Ltd. (Bermuda)	1,188	17,713

MainSource Financial Group, Inc.	1,067	24,413

Meta Financial Group, Inc.	395	18,142

COMMON STOCKS (58.0%)* cont.	Shares	Value

Financials cont.
Metro Bank PLC (acquired 1/15/14,
cost $19,115) (Private) (United Kingdom) † ∆∆ F	898	$27,569

MFA Financial, Inc. R	13,361	88,183

Mitsubishi UFJ Financial Group, Inc. (Japan)	21,800	134,918

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	12,600	64,907

Mitsui Fudosan Co., Ltd. (Japan)	1,000	25,057

Mizuho Financial Group, Inc. (Japan)	84,600	168,881

Morgan Stanley	25,900	823,879

Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen (Germany)	213	42,658

National Health Investors, Inc. R	719	43,766

Natixis SA (France)	4,693	26,527

Nelnet, Inc. Class A	799	26,822

New World Development Co., Ltd. (Hong Kong)	61,000	59,855

NN Group NV (Netherlands)	1,446	50,849

Nomura Holdings, Inc. (Japan)	7,400	41,127

Nomura Real Estate Holdings, Inc. (Japan)	600	11,114

One Liberty Properties, Inc. R	724	15,537

Oppenheimer Holdings, Inc. Class A	718	12,479

Opus Bank	620	22,921

ORIX Corp. (Japan)	6,200	86,975

Pacific Premier Bancorp, Inc. †	664	14,110

PacWest Bancorp	283	12,197

Peoples Bancorp, Inc.	665	12,529

Permanent TSB Group Holdings PLC (Ireland) †	9,546	47,670

Persimmon PLC (United Kingdom)	2,486	74,242

Popular, Inc. (Puerto Rico)	4,562	129,287

Post Properties, Inc. R	257	15,204

PRA Group, Inc. †	402	13,945

Prudential Financial, Inc.	11,100	903,651

Prudential PLC (United Kingdom)	3,716	83,193

Ramco-Gershenson Properties Trust R	838	13,919

Regions Financial Corp.	38,500	369,600

Regus PLC (United Kingdom)	6,446	31,481

Reinsurance Group of America, Inc.	900	76,995

Renasant Corp.	636	21,885

Republic Bancorp, Inc. Class A	434	11,462

Resona Holdings, Inc. (Japan)	24,500	118,920

RMR Group, Inc. (The) Class A †	9	130

SBI Holdings, Inc. (Japan)	4,200	45,337

SCOR SE (France)	423	15,824

Select Income REIT R	543	10,762

Shinsei Bank, Ltd. (Japan)	18,000	33,112

Skandinaviska Enskilda Banken AB (Sweden)	981	10,257

Societe Generale SA (France)	1,625	74,957

St James’s Place PLC (United Kingdom)	1,422	20,974

State Street Corp.	14,800	982,128

Sumitomo Mitsui Financial Group, Inc. (Japan)	4,500	169,750

Sumitomo Warehouse Co., Ltd. (The) (Japan)	6,000	31,712

Summit Hotel Properties, Inc. R	1,865	22,287

Sun Hung Kai Properties, Ltd. (Hong Kong)	1,000	12,002

Swiss Life Holding AG (Switzerland)	224	60,117

Swiss Re AG (Switzerland)	1,655	160,995

Talmer Bancorp, Inc. Class A	1,144	20,718

Two Harbors Investment Corp. R	17,400	140,940

UBS Group AG (Switzerland)	1,534	29,520

Unifin Financiera SAPI de CV SOFOM ENR (Mexico) †	5,451	16,883

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (58.0%)* cont.	Shares	Value

Financials cont.
United Community Banks, Inc.	702	$13,682

United Insurance Holdings Corp.	2,428	41,519

Universal Health Realty Income Trust R	186	9,302

Validus Holdings, Ltd.	1,400	64,806

Virgin Money Holdings UK PLC (United Kingdom)	6,784	38,038

Voya Financial, Inc.	5,200	191,932

WageWorks, Inc. †	203	9,210

Wells Fargo & Co.	7,785	423,193

Wheelock and Co., Ltd. (Hong Kong)	20,000	83,911

Woori Bank (South Korea)	1,446	10,825

Worldpay Group PLC (United Kingdom) †	6,486	29,409

		16,821,422
Health care (8.3%)
ACADIA Pharmaceuticals, Inc. †	555	19,786

Accuray, Inc. †	1,516	10,233

Aetna, Inc.	3,000	324,360

AIN Holdings, Inc.	300	14,291

Akorn, Inc. †	396	14,775

Alere, Inc. †	1,303	50,934

Allergan PLC †	121	37,813

AMAG Pharmaceuticals, Inc. †	2,435	73,513

AmerisourceBergen Corp.	10,100	1,047,471

Amgen, Inc.	6,500	1,055,145

AmSurg Corp. †	507	38,532

Anacor Pharmaceuticals, Inc. †	120	13,556

Anthem, Inc.	6,600	920,304

Applied Genetic Technologies Corp. †	652	13,301

Ardelyx, Inc. † S	1,313	23,792

ARIAD Pharmaceuticals, Inc. †	1,327	8,294

Asaleo Care, Ltd. (Australia)	3,282	3,796

Astellas Pharma, Inc. (Japan)	10,300	146,303

AstraZeneca PLC (United Kingdom)	2,764	186,871

AtriCure, Inc. †	645	14,474

Aurobindo Pharma, Ltd. (India)	1,435	18,915

Bayer AG (Germany)	233	29,232

Biogen, Inc. †	1,600	490,160

Biospecifics Technologies Corp. †	294	12,633

C.R. Bard, Inc.	2,400	454,656

Cardinal Health, Inc.	6,600	589,182

Cardiome Pharma Corp. (Canada) †	5,700	46,227

Catalent, Inc. †	467	11,689

Celgene Corp. †	140	16,766

Celldex Therapeutics, Inc. †	573	8,985

Centene Corp. †	5,808	382,224

Cepheid †	161	5,881

Charles River Laboratories International, Inc. †	1,877	150,892

Chemed Corp.	553	82,839

China Biologic Products, Inc. (China) †	77	10,969

Conmed Corp.	533	23,479

Depomed, Inc. †	407	7,379

DexCom, Inc. †	358	29,320

Dynavax Technologies Corp. †	932	22,517

Eagle Pharmaceuticals, Inc. †	188	16,670

Emergent BioSolutions, Inc. †	874	34,969

Entellus Medical, Inc. †	384	6,474

FivePrime Therapeutics, Inc. †	424	17,596

Gilead Sciences, Inc.	13,845	1,400,976

GlaxoSmithKline PLC (United Kingdom)	4,918	99,334

COMMON STOCKS (58.0%)* cont.	Shares	Value

Health care cont.
Globus Medical, Inc. Class A †	665	$18,500

Greatbatch, Inc. †	799	41,948

Grifols SA ADR (Spain)	609	19,732

Halozyme Therapeutics, Inc. †	677	11,732

Health Net, Inc. †	666	45,594

HealthEquity, Inc. †	287	7,195

HealthSouth Corp.	873	30,389

Hologic, Inc. †	1,900	73,511

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China) S	102,000	14,142

ICU Medical, Inc. †	594	66,991

Immune Design Corp. †	424	8,514

Impax Laboratories, Inc. †	187	7,996

Inotek Pharmaceuticals Corp. †	641	7,263

Insulet Corp. †	471	17,809

Insys Therapeutics, Inc. † S	581	16,634

Ionis Pharmaceuticals, Inc. †	163	10,095

Jazz Pharmaceuticals PLC †	739	103,874

Kindred Healthcare, Inc.	882	10,505

Lannett Co., Inc. † S	1,111	44,573

Ligand Pharmaceuticals, Inc. †	129	13,986

Medicines Co. (The) †	206	7,692

Medipal Holdings Corp. (Japan)	6,400	108,978

Merck KGaA (Germany)	461	44,778

Merrimack Pharmaceuticals, Inc. †	1,577	12,458

MiMedx Group, Inc. †	1,424	13,343

Molina Healthcare, Inc. †	96	5,772

Myriad Genetics, Inc. †	271	11,696

Neurocrine Biosciences, Inc. †	639	36,148

Novartis AG (Switzerland)	2,604	222,581

Novavax, Inc. †	766	6,427

Novo Nordisk A/S Class B (Denmark)	1,938	111,397

Omega Healthcare Investors, Inc. R	1,130	39,527

OncoMed Pharmaceuticals, Inc. †	322	7,258

Ophthotech Corp. †	354	27,800

OPKO Health, Inc. † S	15,200	152,760

OraSure Technologies, Inc. †	4,141	26,668

Otsuka Holdings Company, Ltd. (Japan)	400	14,151

Pacira Pharmaceuticals, Inc. † S	340	26,109

Pfizer, Inc.	49,623	1,601,830

Portola Pharmaceuticals, Inc. †	196	10,084

POZEN, Inc. †	3,861	26,371

Prestige Brands Holdings, Inc. †	422	21,725

Prothena Corp. PLC (Ireland) †	659	44,884

Providence Service Corp. (The) †	507	23,788

PTC Therapeutics, Inc. †	479	15,520

RadNet, Inc. †	2,006	12,397

Repligen Corp. †	884	25,008

Roche Holding AG (Switzerland)	599	165,077

Rockwell Medical, Inc. †	2,593	26,552

Sage Therapeutics, Inc. †	162	9,445

Sanofi (France)	2,920	249,151

Select Medical Holdings Corp.	2,211	26,333

Shionogi & Co., Ltd. (Japan)	1,200	54,250

Shire PLC (United Kingdom)	1,274	87,312

Spectranetics Corp. (The) †	678	10,211

STAAR Surgical Co. †	1,135	8,104

STERIS PLC (United Kingdom)	196	14,767

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (58.0%)* cont.	Shares	Value

Health care cont.
Sucampo Pharmaceuticals, Inc. Class A †	1,143	$19,762

Supernus Pharmaceuticals, Inc. †	624	8,387

Surgical Care Affiliates, Inc. †	945	37,620

Suzuken Co., Ltd. (Japan)	2,100	80,045

TESARO, Inc. †	543	28,410

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	956	62,752

Tokai Pharmaceuticals, Inc. †	391	3,410

TransEnterix, Inc. †	4,176	10,356

Trevena, Inc. †	868	9,114

Triple-S Management Corp. Class B (Puerto Rico) †	605	14,466

UCB SA (Belgium)	334	30,064

Ultragenyx Pharmaceutical, Inc. †	79	8,862

uniQure NV (Netherlands) †	418	6,914

United Therapeutics Corp. †	1,800	281,898

WellCare Health Plans, Inc. †	137	10,715

West Pharmaceutical Services, Inc.	699	42,094

Zeltiq Aesthetics, Inc. †	700	19,971

Zoetis, Inc.	9,600	460,032

		13,001,715
Technology (9.4%)
2U, Inc. †	610	17,068

A10 Networks, Inc. †	3,072	20,152

Advanced Energy Industries, Inc. †	1,304	36,812

Agilent Technologies, Inc.	10,300	430,643

Alcatel-Lucent (France) †	12,984	51,503

Alphabet, Inc. Class A †	2,491	1,938,023

Ambarella, Inc. †	249	13,879

Amdocs, Ltd.	5,900	321,963

Analog Devices, Inc.	5,800	320,856

Apigee Corp. †	1,264	10,150

Apple, Inc.	28,104	2,958,227

Applied Micro Circuits Corp. †	3,062	19,505

Aspen Technology, Inc. †	411	15,519

AtoS SE (France)	234	19,653

AVG Technologies NV (Netherlands) †	1,385	27,769

Barracuda Networks, Inc. †	527	9,844

Blackbaud, Inc.	364	23,973

Brother Industries, Ltd. (Japan)	1,000	11,467

CACI International, Inc. Class A †	173	16,051

Casetek Holdings, Ltd. (Taiwan)	6,000	24,328

Cavium, Inc. †	246	16,165

CEVA, Inc. †	1,091	25,486

Ciena Corp. †	261	5,400

Cirrus Logic, Inc. †	682	20,139

Computer Sciences Corp.	8,500	277,780

Cornerstone OnDemand, Inc. †	404	13,950

CSG Systems International, Inc. S	928	33,389

CSRA, Inc. †	8,500	255,000

Cypress Semiconductor Corp. † S	3,996	39,201

DSP Group, Inc. †	2,532	23,902

Dun & Bradstreet Corp. (The)	300	31,179

eBay, Inc. †	40,900	1,123,932

EMC Corp.	21,500	552,120

EnerSys	812	45,415

Engility Holdings, Inc.	979	31,798

Fortinet, Inc. †	700	21,819

Fujitsu, Ltd. (Japan)	4,000	19,909

COMMON STOCKS (58.0%)* cont.	Shares	Value

Technology cont.
Genpact, Ltd. †	1,500	$37,470

Gigamon, Inc. †	242	6,430

GungHo Online Entertainment, Inc. (Japan) S	15,900	43,283

Hon Hai Precision Industry Co., Ltd. (Taiwan)	17,000	41,579

Hoya Corp. (Japan)	2,900	118,229

Imprivata, Inc. †	1,283	14,498

inContact, Inc. †	1,985	18,937

Infinera Corp. †	648	11,742

Integrated Device Technology, Inc. †	416	10,962

Intersil Corp. Class A	1,353	17,264

IntraLinks Holdings, Inc. †	874	7,927

Intuit, Inc.	5,700	550,050

Ixia †	1,744	21,678

Jabil Circuit, Inc.	1,078	25,107

Japan Display, Inc. (Japan) †	2,500	7,228

L-3 Communications Holdings, Inc.	5,200	621,452

Lattice Semiconductor Corp. †	5,908	38,225

Leidos Holdings, Inc.	6,500	365,690

Lenovo Group, Ltd. (China)	26,000	26,200

Lexmark International, Inc. Class A	350	11,358

Manhattan Associates, Inc. †	300	19,851

Maxim Integrated Products, Inc.	9,700	368,600

MAXIMUS, Inc.	264	14,850

Mellanox Technologies, Ltd. (Israel) †	365	15,381

Mentor Graphics Corp.	1,810	33,340

Microsemi Corp. †	449	14,633

Microsoft Corp.	4,511	250,270

MobileIron, Inc. †	2,119	7,650

Monolithic Power Systems, Inc.	247	15,736

MTS Systems Corp.	180	11,414

Murata Manufacturing Co., Ltd. (Japan)	600	86,116

Netscout Systems, Inc. †	155	4,759

Nexon Co., Ltd. (Japan)	1,900	30,842

ON Semiconductor Corp. †	3,106	30,439

Oracle Corp.	25,682	938,163

Otsuka Corp. (Japan)	300	14,712

Perficient, Inc. †	1,044	17,873

Plexus Corp. †	795	27,761

Power Integrations, Inc.	306	14,881

Proofpoint, Inc. †	381	24,769

PROS Holdings, Inc. †	452	10,414

QAD, Inc. Class A	805	16,519

Qlik Technologies, Inc. †	329	10,416

QLogic Corp. †	3,649	44,518

Qualys, Inc. †	215	7,114

Quantum Corp. †	8,434	7,844

RIB Software AG (Germany) S	1,176	14,383

Rovi Corp. †	867	14,444

Samsung Electronics Co., Ltd. (South Korea)	43	45,917

Sanmina Corp. †	755	15,538

Sartorius AG (Preference) (Germany)	68	17,754

Semtech Corp. †	450	8,514

Silergy Corp. (China)	2,198	22,586

Silicon Laboratories, Inc. †	161	7,815

SK Hynix, Inc. (South Korea)	596	15,387

Skyworth Digital Holdings, Ltd. (China)	30,668	19,835

SolarWinds, Inc. †	5,400	318,060

12 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (58.0%)* cont.	Shares	Value

Technology cont.
Symantec Corp.	19,500	$409,500

Synaptics, Inc. †	427	34,305

Synchronoss Technologies, Inc. †	376	13,246

SYNNEX Corp.	332	29,857

Tech Data Corp. †	211	14,006

Tencent Holdings, Ltd. (China)	1,500	29,262

Teradyne, Inc.	11,800	243,906

Tyler Technologies, Inc. †	151	26,322

Veeva Systems, Inc. Class A †	610	17,599

VeriFone Systems, Inc. †	490	13,730

Verint Systems, Inc. †	389	15,778

Web.com Group, Inc. †	1,478	29,575

Woodward, Inc.	891	44,247

Xerox Corp.	42,600	452,838

		14,732,547
Transportation (1.8%)
Aegean Marine Petroleum Network, Inc. (Greece)	2,601	21,744

Aena SA (Spain) †	115	13,102

ANA Holdings, Inc. (Japan)	32,000	92,347

AP Moeller - Maersk A/S (Denmark)	64	83,104

Aurizon Holdings, Ltd. (Australia)	6,928	22,033

Central Japan Railway Co. (Japan)	400	70,856

ComfortDelgro Corp., Ltd. (Singapore)	30,200	64,597

Delta Air Lines, Inc.	20,200	1,023,938

Deutsche Post AG (Germany)	1,643	46,269

DHT Holdings, Inc. (Bermuda)	1,652	13,365

easyJet PLC (United Kingdom)	477	12,210

International Consolidated Airlines Group SA (Spain)	6,215	55,403

International Consolidated Airlines Group SA (Spain)	3,622	32,326

Japan Airlines Co., Ltd. (Japan)	1,100	39,393

Matson, Inc.	283	12,064

Qantas Airways, Ltd. (Australia)	10,136	30,058

Royal Mail PLC (United Kingdom)	7,867	51,192

Ryanair Holdings PLC ADR (Ireland)	1,293	111,793

Scorpio Tankers, Inc.	2,277	18,262

United Parcel Service, Inc. Class B	9,700	933,431

Universal Truckload Services, Inc.	87	1,221

Virgin America, Inc. † S	915	32,949

XPO Logistics, Inc. †	375	10,219

Yangzijiang Shipbuilding Holdings, Ltd. (China)	124,700	96,282

		2,888,158
Utilities and power (1.8%)
AES Corp.	10,300	98,571

AGL Resources, Inc.	1,600	102,096

American Electric Power Co., Inc.	13,500	786,645

Centrica PLC (United Kingdom)	14,387	46,211

China Resources Power Holdings Co., Ltd. (China)	33	64

Concord New Energy Group, Ltd. (China)	170,000	10,124

E.ON SE (Germany)	5,307	51,360

Electric Power Development Co., Ltd. (Japan)	500	17,793

Endesa SA (Spain)	2,215	44,377

Enel SpA (Italy)	13,916	58,208

ENI SpA (Italy)	5,299	78,500

Entergy Corp.	12,600	861,336

Iberdrola SA (Spain)	16,445	116,584

Korea Electric Power Corp. (South Korea)	386	16,390

RWE AG (Germany)	3,646	46,474

SSE PLC (United Kingdom)	670	15,003

COMMON STOCKS (58.0%)* cont.	Shares	Value

Utilities and power cont.
Talen Energy Corp. †	1,763	$10,983

Tokyo Electric Power Co., Inc. (Japan) †	5,000	28,758

UGI Corp.	10,900	367,984

Veolia Environnement SA (France)	2,378	56,366

		2,813,827

Total common stocks (cost $81,514,778)		$90,491,650

CORPORATE BONDS AND NOTES (16.6%)*	Principal amount	Value

Basic materials (1.2%)
A Schulman, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	$30,000	$28,725

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)	40,000	36,599

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)	20,000	18,643

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	15,000	8,850

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s,
2019 (France)	142,000	134,368

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s,
2025 (France)	10,000	7,200

ArcelorMittal SA sr. unsec. unsub. notes 8s,
2039 (France)	7,000	4,778

Archer-Daniels-Midland Co. sr. unsec.
notes 5.45s, 2018	102,000	110,223

Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2023	20,000	20,375

Blue Cube Spinco, Inc. 144A company
guaranty sr. unsec. notes 9 3/4s, 2023	20,000	21,575

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	15,000	15,450

Builders FirstSource, Inc. 144A company
guaranty sr. unsec. notes 10 3/4s, 2023	30,000	29,775

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)	25,000	26,375

CF Industries, Inc. company guaranty sr. unsec.
notes 5 3/8s, 2044	6,000	5,237

CF Industries, Inc. company guaranty sr. unsec.
notes 5.15s, 2034	8,000	7,059

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025	5,000	3,413

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023	15,000	10,500

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2024	25,000	23,813

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8s, 2021	12,000	11,760

E.I. du Pont de Nemours & Co. sr. unsec.
notes 3 5/8s, 2021	95,000	97,916

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025	35,000	33,876

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	4,000	3,480

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7s, 2021 (Canada)	40,000	25,100

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4 5/8s, 2024	94,000	68,075

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4s, 2025	64,000	44,480

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 2 7/8s, 2020	42,000	32,760

HD Supply, Inc. company guaranty sr. unsec.
notes 11 1/2s, 2020	13,000	14,398

HD Supply, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2020	23,000	23,920

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Basic materials cont.
HD Supply, Inc. 144A company
guaranty sr. notes 5 1/4s, 2021	$15,000	$15,300

HudBay Minerals, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2020 (Canada)	35,000	25,638

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	20,000	18,250

Huntsman International, LLC 144A company
guaranty sr. unsec. notes 5 1/8s, 2022	5,000	4,500

JMC Steel Group, Inc. 144A sr. unsec.
notes 8 1/4s, 2018	10,000	6,656

Louisiana-Pacific Corp. company
guaranty sr. unsec. notes 7 1/2s, 2020	20,000	20,750

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	59,721

LyondellBasell Industries NV sr. unsec.
unsub. notes 4 5/8s, 2055	30,000	24,329

MeadWestvaco Corp. company guaranty sr. unsec.
unsub. notes 8.2s, 2030	35,000	45,354

MeadWestvaco Corp. company guaranty sr. unsec.
unsub. notes 7.95s, 2031	10,000	12,339

Mercer International, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)	15,000	15,150

Methanex Corp. sr. unsec. unsub. notes 5.65s,
2044 (Canada)	45,000	36,441

Methanex Corp. sr. unsec. unsub. notes 3 1/4s,
2019 (Canada)	6,000	5,737

Momentive Performance Materials, Inc. escrow
company guaranty sr. notes 8 7/8s, 2020 F	15,000	—

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	3,000	2,880

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	2,000	2,041

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2020 (Canada)	25,000	22,500

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/4s, 2022 (Canada)	10,000	7,963

Norbord, Inc. 144A company
guaranty sr. notes 6 1/4s, 2023 (Canada)	25,000	24,625

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	35,000	32,113

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/8s, 2017	5,000	4,863

Packaging Corp. of America sr. unsec.
unsub. notes 4 1/2s, 2023	45,000	47,066

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025	10,000	9,300

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018	17,000	16,490

Rio Tinto Finance USA PLC company
guaranty sr. unsec. unsub. notes 1 5/8s, 2017
(United Kingdom)	130,000	128,135

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. unsub. notes 9s,
2019 (Australia)	62,000	72,379

Ryerson, Inc./Joseph T Ryerson & Son, Inc.
company guaranty sr. sub. notes 9s, 2017	19,000	14,630

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 7/8s, 2033	10,000	10,225

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2020	9,000	9,923

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 5 1/4s, 2023	14,000	14,280

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 5 1/8s, 2024	5,000	5,000

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 4 7/8s, 2022	5,000	5,013

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Basic materials cont.
Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	$5,000	$5,100

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)	10,000	11,500

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022	18,000	17,280

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2019	4,000	4,030

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2024	20,000	18,250

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	3,000	2,738

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/8s, 2021	5,000	4,625

TMS International Corp. 144A company
guaranty sr. unsec. sub. notes 7 5/8s, 2021	20,000	15,450

Univar, Inc. 144A company guaranty sr. unsec.
notes 6 3/4s, 2023	15,000	13,688

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	3,000	3,116

USG Corp. 144A company guaranty sr. unsec.
notes 5 1/2s, 2025	10,000	10,150

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6s, 2023	10,000	9,400

Westrock (RKT) Co. company guaranty sr. unsec.
unsub. notes 4.45s, 2019	38,000	39,664

Weyerhaeuser Co. sr. unsec. unsub. notes
7 3/8s, 2032 R	60,000	71,399

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	20,000	20,200

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021	20,000	20,200

		1,855,104
Capital goods (0.8%)
ADS Waste Holdings, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020	43,000	43,323

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	32,000	35,360

Amstead Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	10,000	9,800

Amstead Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5s, 2022	15,000	15,000

ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6 1/2s, 2023 (Canada)	10,000	10,150

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/2s, 2022	10,000	9,625

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/4s, 2024	10,000	9,200

Berry Plastics Corp. company
guaranty notes 5 1/2s, 2022	10,000	9,963

Berry Plastics Corp. company
guaranty unsub. notes 5 1/8s, 2023	10,000	9,725

Berry Plastics Corp. 144A company
guaranty notes 6s, 2022	5,000	5,088

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019	40,000	43,896

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s,
2020 (Canada)	10,000	8,075

Bombardier, Inc. 144A sr. unsec.
unsub. notes 4 3/4s, 2019 (Canada)	5,000	4,113

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	45,000	48,825

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Capital goods cont.
Covidien International Finance SA company
guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)	$130,000	$140,034

Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7 3/8s, 2026	10,000	10,750

Delphi Corp. company guaranty sr. unsec.
notes 5s, 2023	45,000	47,610

DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)	8,000	8,040

Gates Global, LLC/Gates Global Co. 144A company
guaranty sr. unsec. notes 6s, 2022	15,000	10,800

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 3.6s, 2042	60,000	55,795

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2 1/4s, 2022	30,000	28,840

Huntington Ingalls Industries, Inc. 144A company
guaranty sr. unsec. notes 5s, 2021	10,000	10,188

KLX, Inc. 144A company guaranty sr. unsec.
notes 5 7/8s, 2022	25,000	23,750

Legrand France SA sr. unsec. unsub. notes 8 1/2s,
2025 (France)	114,000	151,341

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 8 1/2s, 2020	15,000	15,525

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022	25,000	25,813

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	20,000	17,300

Medtronic, Inc. company guaranty sr. unsec.
sub. notes 4 3/8s, 2035	28,000	28,304

Medtronic, Inc. company guaranty sr. unsec.
sub. notes 3 1/2s, 2025	27,000	27,221

Moog, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2022	20,000	20,200

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023	25,000	23,063

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2025	20,000	19,600

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2022	15,000	15,000

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	20,000	21,937

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5 3/8s, 2024	15,000	15,225

Terex Corp. company guaranty sr. unsec. notes 6s, 2021	24,000	22,080

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021	20,000	20,700

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5 1/2s, 2020	5,000	4,838

TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2024	13,000	12,929

United Technologies Corp. sr. unsec.
unsub. notes 5 3/8s, 2017	107,000	114,984

		1,154,010
Communication services (1.5%)
American Tower Corp. sr. unsec. notes 4s, 2025 R	100,000	98,295

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046	77,000	70,501

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	40,000	42,100

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	7,000	6,825

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	10,000	10,400

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. bonds 5 1/8s, 2023	7,000	7,000

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Communication services cont.
CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 5/8s, 2022	$13,000	$13,699

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	9,000	9,338

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	7,000	7,061

CCO Safari II, LLC 144A company
guaranty sr. notes 6.484s, 2045	17,000	17,028

CCO Safari II, LLC 144A company
guaranty sr. notes 4.908s, 2025	8,000	7,992

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026	10,000	10,025

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	14,000	13,125

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	4,000	3,955

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5 1/8s, 2021	15,000	13,500

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5 1/8s, 2021	10,000	9,000

Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017	55,000	57,894

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	64,000	83,512

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2035	17,000	21,356

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023 R	39,000	40,999

Crown Castle International Corp. sr. unsec.
notes 4 7/8s, 2022 R	7,000	7,254

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	16,035

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024	8,000	7,020

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	26,000	24,960

Deutsche Telekom International Finance BV
company guaranty sr. unsec. unsub. bonds 8 3/4s,
2030 (Netherlands)	73,000	101,210

DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2024	15,000	13,350

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024	4,000	3,360

Frontier Communications Corp. 144A sr. unsec.
notes 11s, 2025	10,000	9,900

Frontier Communications Corp. 144A sr. unsec.
notes 10 1/2s, 2022	5,000	4,981

Frontier Communications Corp. 144A sr. unsec.
notes 8 7/8s, 2020	5,000	5,063

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)	17,000	14,790

Intelsat Jackson Holdings SA company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)	7,000	4,463

Intelsat Luxembourg SA company guaranty
sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)	5,000	2,338

Intelsat Luxembourg SA company guaranty
sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)	8,000	3,620

Koninklijke KPN NV sr. unsec.
unsub. bonds 8 3/8s, 2030 (Netherlands)	30,000	39,307

Level 3 Communications, Inc. sr. unsec.
unsub. notes 5 3/4s, 2022	5,000	5,113

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2021	5,000	5,175

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Communication services cont.
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022	$15,000	$15,225

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2024	5,000	5,025

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	46,000	48,677

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)	13,000	12,935

Rogers Communications, Inc. company guaranty
sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	85,000	79,521

SBA Communications Corp. sr. unsec.
sub. notes 4 7/8s, 2022	10,000	9,850

SBA Telecommunications, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020	4,000	4,160

SES SA 144A company guaranty sr. unsec.
notes 3.6s, 2023 (France)	42,000	40,938

Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2028	85,000	59,288

Sprint Communications, Inc. sr. unsec. notes 7s, 2020	5,000	3,863

Sprint Communications, Inc. sr. unsec.
unsub. notes 8 3/8s, 2017	17,000	16,728

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018	15,000	15,788

Sprint Corp. company guaranty sr. unsec.
sub. notes 7 7/8s, 2023	48,000	36,048

Sprint Corp. company guaranty sr. unsec.
sub. notes 7 1/4s, 2021	17,000	12,830

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2023	13,000	13,244

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2025	10,000	10,100

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6 1/4s, 2021	20,000	20,625

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6s, 2023	5,000	5,063

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.836s, 2023	3,000	3,101

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.633s, 2021	7,000	7,280

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.464s, 2019	7,000	7,209

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022	17,000	17,446

TCI Communications, Inc. sr. unsec.
unsub. notes 7 1/8s, 2028	65,000	84,056

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 4.57s, 2023 (Spain)	150,000	157,249

Verizon Communications, Inc. sr. unsec.
unsub. notes 6.4s, 2033	8,000	9,114

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.522s, 2048	315,000	281,704

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.4s, 2034	65,000	59,971

Verizon New Jersey, Inc. company
guaranty sr. unsec. unsub. bonds 8s, 2022	45,000	54,732

Verizon New York, Inc. company
guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032	65,000	73,378

Verizon Pennsylvania, Inc. company
guaranty sr. unsec. bonds 8.35s, 2030	50,000	59,720

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)	20,000	19,950

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Communication services cont.
Vodafone Group PLC sr. unsec.
unsub. notes 1 1/4s, 2017 (United Kingdom)	$225,000	$222,837

West Corp. 144A company guaranty sr. unsec.
sub. notes 5 3/8s, 2022	25,000	21,563

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
sub. notes 10 1/4s, 2019	24,000	22,662

Windstream Services, LLC company
guaranty sr. unsec. notes 7 3/4s, 2021	14,000	11,016

Windstream Services, LLC company
guaranty sr. unsec. notes 6 3/8s, 2023	25,000	18,000

		2,352,440
Consumer cyclicals (2.2%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2024	50,000	61,875

21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2045	150,000	195,492

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017	128,000	127,604

AMC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2022	10,000	10,150

AMC Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5 3/4s, 2025	10,000	10,050

American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5 3/4s, 2023	15,000	15,113

American Tire Distributors, Inc. 144A sr. unsec.
sub. notes 10 1/4s, 2022	25,000	22,875

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	78,000	84,518

Bed Bath & Beyond, Inc. sr. unsec.
sub. notes 5.165s, 2044	60,000	50,821

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017	35,000	24,500

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021	14,000	4,620

Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6 7/8s, 2023	10,000	10,275

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s,
2020 (Canada)	33,000	31,804

Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)	10,000	9,163

Building Materials Corp. of America 144A
sr. unsec. notes 5 3/8s, 2024	30,000	29,925

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2021	24,000	25,590

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2024	5,000	5,225

CBS Corp. company guaranty sr. unsec.
debs. 7 7/8s, 2030	57,000	72,658

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	72,276

CCM Merger, Inc. 144A company guaranty sr. unsec.
notes 9 1/8s, 2019	14,000	14,630

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 3/8s, 2024	4,000	4,040

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021	13,000	13,390

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2022	3,000	2,978

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.6%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021		$5,000	$5,263

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4 7/8s, 2023		4,000	3,900

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. sub. notes 7 5/8s, 2020		20,000	18,500

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022		14,000	13,650

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019		9,000	3,038

Dana Holding Corp. sr. unsec. notes 6s, 2023		17,000	17,043

Dollar General Corp. sr. unsec.
sub. notes 3 1/4s, 2023		75,000	71,425

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		15,000	14,700

Entercom Radio, LLC company guaranty sr. unsec.
notes 10 1/2s, 2019		20,000	20,700

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020		90,000	98,200

Expedia, Inc. 144A company guaranty sr. unsec.
unsub. notes 5s, 2026		25,000	24,520

Family Tree Escrow, LLC 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023		5,000	5,175

Family Tree Escrow, LLC 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2020		5,000	5,163

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097		24,000	28,213

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		25,000	34,697

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		35,000	43,190

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		40,000	48,891

Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 8 1/8s, 2020		140,000	164,926

Garda World Security Corp. 144A company
guaranty sr. unsec. notes 7 1/4s, 2021 (Canada)		5,000	4,300

General Motors Co. sr. unsec. notes 5.2s, 2045		25,000	23,443

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 3s, 2017		39,000	39,133

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.3s, 2025		22,000	21,333

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4s, 2025		10,000	9,488

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 3.45s, 2022		95,000	91,130

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		10,000	5,813

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. sub. notes 4 7/8s, 2020		17,000	16,660

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. sub. notes 4 3/8s, 2018		34,000	33,660

Gray Television, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2020		23,000	23,633

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6 5/8s,
2022 (Canada)	CAD	27,000	19,318

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15s, 2023		$40,000	51,898

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016		65,000	65,457

Host Hotels & Resorts LP sr. unsec.
unsub. notes 6s, 2021 R		31,000	34,307

Host Hotels & Resorts LP sr. unsec.
unsub. notes 5 1/4s, 2022 R		44,000	47,231

Howard Hughes Corp. (The) 144A sr. unsec.
notes 6 7/8s, 2021		30,000	30,600

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Hyatt Hotels Corp. sr. unsec.
unsub. notes 3 3/8s, 2023	$15,000	$14,260

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2019	20,000	14,600

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2021	7,000	7,140

JC Penney Corp, Inc. company guaranty sr. unsec.
bonds 8 1/8s, 2019	10,000	9,050

JC Penney Corp, Inc. company guaranty sr. unsec.
unsub. notes 5.65s, 2020	25,000	20,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡	15,000	8,250

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019	30,000	24,000

Johnson Controls, Inc. sr. unsec.
unsub. notes 4.95s, 2064	65,000	52,796

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	13,000	14,365

L Brands, Inc. company guaranty sr. unsec.
sub. notes 5 5/8s, 2022	7,000	7,420

Lamar Media Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2022	14,000	14,700

Lamar Media Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2024	15,000	15,450

Lennar Corp. company guaranty sr. unsec.
notes 4 1/2s, 2019	7,000	7,118

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022	22,000	21,813

LIN Television Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022	5,000	4,975

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.9s, 2029	34,000	38,314

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	5,000	4,374

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 4.3s, 2043	95,000	72,930

Masonite International Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2023	15,000	15,488

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	20,000	19,000

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020	35,000	35,963

MGM Resorts International company
guaranty sr. unsec. notes 5 1/4s, 2020	35,000	34,650

MGM Resorts International company
guaranty sr. unsec. unsub. notes 8 5/8s, 2019	10,000	11,078

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021	15,000	15,300

Navistar International Corp. company
guaranty sr. unsec. notes 8 1/4s, 2021	19,000	12,635

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028	45,000	42,975

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8 3/4s, 2021 ‡‡	25,000	15,500

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8s, 2021	10,000	7,400

Nielsen Co. Luxembourg Sarl (The) 144A company
guaranty sr. unsec. sub. notes 5 1/2s, 2021
(Luxembourg)	15,000	15,413

Nordstrom, Inc. sr. unsec. notes 5s, 2044	30,000	31,007

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028	85,000	103,931

Nortek, Inc. company guaranty sr. unsec.
sub. notes 8 1/2s, 2021	20,000	20,752

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
O’Reilly Automotive, Inc. company
guaranty sr. unsec. notes 3.85s, 2023	$20,000	$20,226

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2025	10,000	10,150

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5 5/8s, 2024	7,000	7,210

Owens Corning company guaranty sr. unsec.
sub. notes 9s, 2019	9,000	10,431

Penn National Gaming, Inc. sr. unsec.
sub. notes 5 7/8s, 2021	23,000	22,310

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	14,000	14,385

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	10,000	10,100

Priceline Group, Inc. (The) sr. unsec.
notes 3.65s, 2025	46,000	44,770

PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	20,000	22,650

Regal Entertainment Group sr. unsec.
sub. notes 5 3/4s, 2023	9,000	8,966

Regal Entertainment Group sr. unsec.
sub. notes 5 3/4s, 2022	13,000	13,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	22,000	22,770

ROC Finance, LLC/ROC Finance 1 Corp. 144A
notes 12 1/8s, 2018	24,000	25,080

Sabre GLBL, Inc. 144A company
guaranty sr. notes 5 3/8s, 2023	15,000	14,925

Scientific Games Corp. company
guaranty sr. unsec. sub. notes 8 1/8s, 2018	5,000	3,650

Scientific Games International, Inc. company
guaranty sr. unsec. notes 10s, 2022	50,000	35,500

Scientific Games International, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2020	5,000	2,350

Scientific Games International, Inc. 144A company
guaranty sr. notes 7s, 2022	15,000	14,325

Sinclair Television Group, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	13,000	13,390

Sinclair Television Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2021	7,000	7,018

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5 5/8s, 2024	5,000	4,863

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6s, 2024	13,000	13,569

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 7/8s, 2020	13,000	13,601

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	27,000	27,338

Spectrum Brands, Inc. company guaranty sr. unsec.
sub. notes 6 3/8s, 2020	3,000	3,188

Spectrum Brands, Inc. 144A company
guaranty sr. unsec. notes 5 3/4s, 2025	10,000	10,250

Spectrum Brands, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 1/8s, 2024	10,000	10,400

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	12,000	11,160

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	7,000	7,000

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. sub. notes 5 5/8s, 2024	$7,000	$6,711

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 7/8s, 2023	5,000	4,938

TEGNA, Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2020	10,000	10,375

TEGNA, Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2019	3,000	3,105

TEGNA, Inc. 144A company guaranty sr. unsec.
unsub. notes 4 7/8s, 2021	15,000	15,038

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044	55,000	50,901

Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6 1/2s, 2023	5,000	4,575

Tribune Media Co. 144A company
guaranty sr. unsec. notes 5 7/8s, 2022	10,000	10,000

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2021	4,000	4,095

Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5 1/8s, 2025	5,000	4,750

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	20,000	20,450

Vulcan Materials Co. sr. unsec.
unsub. notes 4 1/2s, 2025	10,000	9,888

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	67,000	86,540

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	10,000	11,001

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	30,000	30,519

Walt Disney Co. (The) sr. unsec.
unsub. notes 4 3/8s, 2041	10,000	10,370

		3,478,648
Consumer staples (1.2%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	2,000	2,448

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 4s, 2024	24,000	24,894

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85s, 2022	95,000	92,899

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. notes 1 1/4s, 2018	130,000	128,783

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	80,000	115,316

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 2 1/2s, 2022	60,000	57,725

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023	17,000	17,043

BC ULC/New Red Finance, Inc. 144A company
guaranty notes 6s, 2022 (Canada)	30,000	30,900

BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4 5/8s, 2022 (Canada)	5,000	5,000

BlueLine Rental Finance Corp. 144A notes 7s, 2019	38,000	34,200

Bunge, Ltd. Finance Corp. company
guaranty sr. unsec. notes 8 1/2s, 2019	4,000	4,630

Bunge, Ltd. Finance Corp. company
guaranty sr. unsec. unsub. notes 4.1s, 2016	41,000	41,212

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042	65,000	59,650

CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8s, 2022	20,000	18,900

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019	115,000	129,277

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Consumer staples cont.
Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023	$4,000	$3,985

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	20,000	20,700

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022	10,000	11,000

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R	24,000	23,160

Corrections Corp. of America company
guaranty sr. unsec. sub. notes 4 1/8s, 2020 R	4,000	3,960

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018	130,000	130,627

CVS Health Corp. 144A sr. unsec.
sub. notes 4 3/4s, 2022	40,000	42,860

CVS Pass-Through Trust sr. notes 6.036s, 2028	3,686	4,062

CVS Pass-Through Trust 144A sr. mtge.
notes 4.704s, 2036	47,398	47,889

Dean Foods Co. 144A company guaranty sr. unsec.
notes 6 1/2s, 2023	15,000	15,563

Diageo Capital PLC company guaranty sr. unsec.
unsub. notes 1 1/2s, 2017 (United Kingdom)	29,000	28,985

Diageo Investment Corp. company
guaranty sr. unsec. notes 8s, 2022	40,000	50,717

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021	28,000	17,920

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7s, 2037	50,000	60,935

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5 5/8s, 2042	60,000	64,395

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85s, 2024	23,000	23,009

JBS USA, LLC/JBS USA Finance, Inc. 144A company
guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)	10,000	9,925

JBS USA, LLC/JBS USA Finance, Inc. 144A company
guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)	5,000	4,963

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)	7,000	7,000

Kraft Foods Group, Inc. company
guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039	15,000	17,778

Kraft Foods Group, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2040	70,000	81,253

Kroger Co. (The) company guaranty sr. unsec.
unsub. notes 6.9s, 2038	85,000	105,022

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018	5,000	4,988

Landry’s, Inc. 144A company guaranty sr. unsec.
sub. notes 9 3/8s, 2020	32,000	33,680

McDonald’s Corp. sr. unsec. unsub. notes 6.3s, 2037	51,000	60,038

McDonald’s Corp. sr. unsec. unsub. notes 5.7s, 2039	59,000	64,163

PepsiCo, Inc. sr. unsec. unsub. notes 7.9s, 2018	58,000	67,962

Pilgrim’s Pride Corp. 144A company
guaranty sr. unsec. notes 5 3/4s, 2025	10,000	9,725

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2021	12,000	11,490

Revlon Consumer Products Corp. company
guaranty sr. unsec. sub. notes 5 3/4s, 2021	23,000	22,253

Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023	20,000	20,700

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022	12,000	12,824

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023	12,000	12,270

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Consumer staples cont.
Vander Intermediate Holding II Corp. 144A
sr. unsec. notes 9 3/4s, 2019 ‡‡	$15,000	$9,750

Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.3s, 2021	60,000	58,779

WhiteWave Foods Co. (The) company
guaranty sr. unsec. notes 5 3/8s, 2022	5,000	5,288

		1,932,495
Energy (1.2%)
Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	10,000	9,639

Anadarko Petroleum Corp. sr. unsec. notes 5.95s, 2016	11,000	11,267

Anadarko Petroleum Corp. sr. unsec.
unsub. bonds 6.95s, 2019	30,000	32,770

Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5 1/8s, 2022	13,000	9,880

Antero Resources Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2023	10,000	7,800

Antero Resources Finance Corp. company
guaranty sr. unsec. sub. notes 5 3/8s, 2021	13,000	10,400

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040	5,000	4,271

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022	44,000	41,907

Archrock Partners, LP/Archrock Partners
Finance Corp. company guaranty sr. unsec.
notes 6s, 2022	27,000	22,005

Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5 5/8s, 2024
(Canada)	10,000	6,700

BP Capital Markets PLC company guaranty
sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)	145,000	145,657

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 1.846s, 2017
(United Kingdom)	130,000	130,623

California Resources Corp. company
guaranty sr. unsec. sub. notes 6s, 2024	9,000	2,745

California Resources Corp. company
guaranty sr. unsec. sub. notes 5s, 2020	5,000	1,781

California Resources Corp. 144A company
guaranty notes 8s, 2022	32,000	16,840

Canadian Natural Resources, Ltd. sr. unsec.
unsub. notes 5.7s, 2017 (Canada)	235,000	240,019

Chesapeake Energy Corp. 144A company
guaranty notes 8s, 2022	15,000	7,350

Chesapeake Oilfield Operating, LLC/Chesapeake
Oilfield Finance, Inc. company
guaranty sr. unsec. unsub. notes 6 5/8s, 2019	20,000	7,000

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	23,000	21,850

Concho Resources, Inc. company
guaranty sr. unsec. notes 5 1/2s, 2023	17,000	15,598

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	10,000	9,100

ConocoPhillips Co. company guaranty sr. unsec.
unsub. notes 1.05s, 2017	130,000	127,643

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 5 7/8s, 2022	10,000	6,200

DCP Midstream Operating LP company
guaranty sr. unsec. notes 2.7s, 2019	10,000	8,101

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	4,000	1,440

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 5 1/2s, 2022	5,000	1,650

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s,
2025 (Colombia)	25,000	20,000

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Energy cont.
EQT Midstream Partners LP company
guaranty sr. unsec. sub. notes 4s, 2024	$10,000	$8,244

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	10,000	2,800

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022	15,000	9,225

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	9,000	5,670

Gulfport Energy Corp. company guaranty sr. unsec.
unsub. notes 6 5/8s, 2023	10,000	8,350

Halcon Resources Corp. company
guaranty sr. unsec. notes 9 3/4s, 2020	4,000	1,160

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	38,000	11,020

Halcon Resources Corp. 144A company
guaranty notes 8 5/8s, 2020	10,000	6,850

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	30,000	29,785

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 7 1/4s, 2020	14,000	14,140

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec.
sub. notes 5 1/2s, 2022	4,000	3,810

Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5s, 2024	5,000	4,150

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	10,000	10,789

Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2021	24,000	6,030

Lightstream Resources, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	18,000	4,050

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	10,000	1,350

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/4s, 2019	6,000	990

Linn Energy, LLC/Linn Energy Finance Corp. 144A
company guaranty notes 12s, 2020	15,000	7,500

Lone Pine Resources Canada, Ltd. escrow company
guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) F	20,000	1

Marathon Petroleum Corp. sr. unsec.
unsub. notes 6 1/2s, 2041	25,000	25,014

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	45,000	13,725

Motiva Enterprises, LLC 144A sr. unsec.
notes 5 3/4s, 2020	55,000	59,208

Newfield Exploration Co. sr. unsec.
unsub. notes 5 3/4s, 2022	35,000	30,800

Newfield Exploration Co. sr. unsec.
unsub. notes 5 3/8s, 2026	10,000	8,275

Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 6.05s, 2041	85,000	50,814

Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2023	10,000	6,200

Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2022	30,000	19,200

Petroleos de Venezuela SA sr. unsec.
notes 5 1/8s, 2016 (Venezuela)	25,000	17,125

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)	82,000	42,845

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6s, 2026 (Venezuela)	40,000	14,700

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Energy cont.
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6 3/8s, 2045 (Mexico)	$80,000	$67,710

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4 7/8s, 2024 (Mexico)	80,000	74,600

Petroleos Mexicanos 144A company guaranty
sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)	25,000	19,163

Petroleos Mexicanos 144A company guaranty
sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)	10,000	8,856

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5 5/8s, 2022	5,000	3,550

Rose Rock Midstream LP/Rose Rock Finance Corp.
144A company guaranty sr. unsec. notes 5 5/8s, 2023	10,000	7,100

Sabine Pass LNG LP company
guaranty sr. sub. notes 6 1/2s, 2020	7,000	6,790

Samson Investment Co. company guaranty sr. unsec.
notes 9 3/4s, 2020 (In default) †	43,000	86

SandRidge Energy, Inc. 144A company
guaranty notes 8 3/4s, 2020	20,000	6,075

Seven Generations Energy, Ltd. 144A sr. unsec.
bonds 6 3/4s, 2023 (Canada)	10,000	8,400

Seven Generations Energy, Ltd. 144A sr. unsec.
sub. notes 8 1/4s, 2020 (Canada)	19,000	17,100

Seventy Seven Energy, Inc. sr. unsec.
sub. notes 6 1/2s, 2022	5,000	775

Shell International Finance BV company
guaranty sr. unsec. unsub. notes 5.2s,
2017 (Netherlands)	105,000	109,978

SM Energy Co. sr. unsec. notes 6 1/2s, 2021	7,000	5,215

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	3,000	2,198

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	40,000	42,212

Tervita Corp. 144A sr. unsec. notes 10 7/8s,
2018 (Canada)	4,000	940

Triangle USA Petroleum Corp. 144A company
guaranty sr. unsec. notes 6 3/4s, 2022	5,000	1,525

Unit Corp. company guaranty sr. unsec.
sub. notes 6 5/8s, 2021	14,000	10,045

Whiting Petroleum Corp. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021	34,000	24,820

Williams Cos., Inc. (The) sr. unsec.
sub. notes 4.55s, 2024	45,000	31,256

Williams Cos., Inc. (The) sr. unsec.
unsub. notes 7 7/8s, 2021	3,000	2,700

Williams Cos., Inc. (The) sr. unsec.
unsub. notes 7 3/4s, 2031	1,000	708

Williams Partners LP sr. unsec. sub. notes 5.4s, 2044	15,000	10,065

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024	15,000	11,892

Williams Partners LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2022	7,000	6,622

Williams Partners LP/ACMP Finance Corp.
sr. unsec. unsub. notes 4 7/8s, 2023	22,000	17,710

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	7,000	4,900

		1,847,047
Financials (4.9%)
Abbey National Treasury Services PLC/United
Kingdom company guaranty sr. unsec.
unsub. notes 1 3/8s, 2017 (United Kingdom)	140,000	139,363

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039	45,000	58,140

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022	10,000	9,822

Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022	15,000	14,288

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Financials cont.
Ally Financial, Inc. company guaranty sr. unsec.
notes 8s, 2031	$24,000	$27,720

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	13,000	14,820

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	10,000	11,313

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2017	17,000	17,829

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025	20,000	20,250

Ally Financial, Inc. unsec. sub. notes 8s, 2018	14,000	15,330

American Express Co. jr. unsec. sub. FRN Ser. C,
4.9s, perpetual maturity	10,000	9,501

American Express Co. sr. unsec. notes 7s, 2018	83,000	92,046

American Express Co. sr. unsec. notes 6.15s, 2017	49,000	52,460

American International Group, Inc. jr. unsec.
sub. FRB 8.175s, 2058	56,000	73,640

ARC Properties Operating Partnership LP/Clark
Acquisition, LLC company guaranty sr. unsec.
notes 4.6s, 2024 R	50,000	47,375

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual
maturity (France)	85,000	86,870

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.1s, perpetual maturity	95,000	95,475

Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6 1/2s, perpetual maturity	5,000	5,269

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018	128,000	127,837

Bank of Montreal sr. unsec.
unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)	128,000	129,526

Bank of New York Mellon Corp. (The) sr. unsec.
unsub. notes 1.969s, 2017	105,000	105,838

Bank of Nova Scotia (The) sr. unsec.
unsub. notes 1 3/8s, 2017 (Canada)	130,000	129,376

Barclays Bank PLC 144A unsec. sub. notes 10.179s,
2021 (United Kingdom)	95,000	123,157

BBVA International Preferred SAU company
guaranty jr. unsec. sub. FRB 5.919s, perpetual
maturity (Spain)	95,000	95,950

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 7 1/4s, 2018	22,000	24,268

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.3s, 2043	29,000	28,453

BNP Paribas SA company guaranty sr. unsec.
unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)	140,000	139,770

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s,
2017 (France)	40,000	40,411

Camden Property Trust sr. unsec.
unsub. notes 4 7/8s, 2023 R	65,000	70,016

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022	55,000	57,226

CBRE Services, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2025	5,000	5,065

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023	13,000	13,066

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019	7,000	6,965

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023	10,000	10,150

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	14,000	14,665

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	13,000	13,423

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022	17,000	17,457

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018	24,000	25,320

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019	17,000	17,765

Citigroup, Inc. jr. unsec. sub. FRB Ser. P,
5.95s, perpetual maturity	20,000	19,250

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Financials cont.
Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s,
perpetual maturity	$9,000	$8,921

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5 1/4s, 2025	30,000	30,525

CNO Financial Group, Inc. sr. unsec.
unsub. notes 4 1/2s, 2020	10,000	10,200

Community Choice Financial, Inc. company
guaranty sr. sub. notes 10 3/4s, 2019	10,000	2,625

Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands (Rabobank Nederland) company
guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)	116,000	118,579

Credit Acceptance Corp. company
guaranty sr. unsec. notes 6 1/8s, 2021	13,000	12,740

Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 7 3/8s, 2023	5,000	4,975

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	25,000	29,921

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	128,000	135,575

DFC Finance Corp. 144A company
guaranty sr. notes 10 1/2s, 2020	15,000	8,850

Duke Realty LP company guaranty sr. unsec.
unsub. notes 4 3/8s, 2022 R	32,000	32,976

E*Trade Financial Corp. sr. unsec.
unsub. notes 5 3/8s, 2022	10,000	10,475

E*Trade Financial Corp. sr. unsec.
unsub. notes 4 5/8s, 2023	10,000	10,125

EPR Properties company guaranty sr. unsec.
sub. notes 5 1/4s, 2023 R	65,000	66,233

Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4 7/8s, 2024	30,000	28,913

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s,
perpetual maturity	20,000	17,875

Five Corners Funding Trust 144A sr. unsec.
bonds 4.419s, 2023	135,000	140,675

GE Capital International Funding Co. 144A company
guaranty sr. unsec. notes 4.418s, 2035 (Ireland)	202,000	206,137

GE Capital Trust I company guaranty unsec.
sub. FRB 6 3/8s, 2067	135,000	140,316

General Electric Capital Corp. company
guaranty sr. unsec. notes 6 3/4s, 2032	59,000	77,090

General Electric Capital Corp. company
guaranty sr. unsec. unsub. notes Ser. MTN, 5.4s, 2017	129,000	134,862

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRN 6.15s, 2066	65,000	17,550

Goldman Sachs Group, Inc. (The) sr. unsec.
notes 7 1/2s, 2019	170,000	193,956

Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes Ser. GLOB, 2 3/8s, 2018	130,000	131,123

Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6 3/4s, 2037	24,000	28,081

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5 1/8s, 2022	35,000	38,353

HCP, Inc. sr. unsec. notes 4 1/4s, 2023 R	70,000	70,098

Healthcare Realty Trust, Inc. sr. unsec.
unsub. notes 3 7/8s, 2025 R	30,000	29,016

Hospitality Properties Trust sr. unsec.
unsub. notes 4 1/2s, 2025 R	5,000	4,800

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021	146,000	167,561

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A
sr. unsec. sub. notes 8 1/8s, 2019 ‡‡	5,000	4,675

HUB International, Ltd. 144A sr. unsec.
notes 7 7/8s, 2021	20,000	18,000

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Financials cont.
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6s, 2020	$30,000	$30,252

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2022	17,000	16,618

ING Bank NV 144A unsec. sub. notes 5.8s,
2023 (Netherlands)	200,000	217,942

International Lease Finance Corp. sr. unsec.
unsub. notes 6 1/4s, 2019	4,000	4,285

International Lease Finance Corp. sr. unsec.
unsub. notes 5 7/8s, 2022	14,000	15,015

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s,
perpetual maturity	90,000	91,620

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	130,000	130,441

KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5 1/8s, 2044	30,000	29,381

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.8s, 2037	55,000	62,700

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657s, perpetual maturity (United Kingdom)	25,000	28,000

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s,
2020 (Australia)	40,000	40,173

Merrill Lynch & Co., Inc. unsec.
sub. notes 6.11s, 2037	195,000	221,627

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016	130,000	132,978

Mid-America Apartments LP sr. unsec. notes
4.3s, 2023 R	75,000	76,917

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017	98,000	101,510

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 3/8s, 2022 R	45,000	45,956

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. sub. notes 6 7/8s, 2021 R	10,000	10,375

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 7 7/8s, 2020	30,000	28,710

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021	15,000	13,275

Nationwide Mutual Insurance Co. 144A unsec.
sub. notes 8 1/4s, 2031	45,000	58,420

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022	30,000	31,200

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045	30,000	25,575

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019	10,000	8,800

OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7s, 2033	90,000	97,483

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 6 3/4s, 2019	15,000	15,206

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2021	10,000	10,050

Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976s, 2025	105,000	104,242

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	8,000	7,930

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021	14,000	12,740

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022	63,000	66,973

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037	65,000	64,838

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021	20,000	19,350

Prudential Financial, Inc. jr. unsec. sub. FRN
8 7/8s, 2038	30,000	33,750

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Financials cont.
Prudential Financial, Inc. jr. unsec. sub. FRN
5 5/8s, 2043	$71,000	$72,065

Prudential Financial, Inc. jr. unsec. sub. FRN
5.2s, 2044	25,000	24,188

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	25,000	25,994

Royal Bank of Canada sr. unsec.
unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)	130,000	131,050

Royal Bank of Scotland Group PLC unsec.
sub. bonds 5 1/8s, 2024 (United Kingdom)	125,000	126,644

Royal Bank of Scotland Group PLC unsec.
sub. notes 4.7s, 2018 (United Kingdom)	115,000	119,374

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	21,000	21,201

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020 R	10,000	10,069

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018 R	10,000	9,986

Simon Property Group LP sr. unsec.
unsub. notes 3 3/8s, 2022 R	10,000	10,310

Simon Property Group LP 144A sr. unsec.
unsub. notes 1 1/2s, 2018 R	118,000	117,033

Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2021	10,000	9,850

Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6s, 2020	7,000	6,650

Springleaf Finance Corp. sr. unsec.
unsub. notes 5 1/4s, 2019	5,000	4,750

Standard Chartered Bank 144A unsec.
sub. notes 8s, 2031 (United Kingdom)	115,000	142,401

State Street Capital Trust IV company
guaranty jr. unsec. sub. FRB 1.512s, 2037	75,000	60,844

Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4 1/4s, 2042	90,000	85,011

TMX Finance, LLC/TitleMax Finance Corp. 144A
company guaranty sr. notes 8 1/2s, 2018	5,000	3,725

Travelers Property Casualty Corp. company
guaranty sr. unsec. unsub. bonds 7 3/4s, 2026	40,000	52,370

Tri Pointe Holdings, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2024	10,000	9,725

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)	300,000	290,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	192,000	200,170

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	21,172

Walter Investment Management Corp. company
guaranty sr. unsec. notes 7 7/8s, 2021	13,000	10,270

Wayne Merger Sub, LLC 144A sr. unsec.
notes 8 1/4s, 2023	10,000	9,400

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5 7/8s, perpetual maturity	10,000	10,450

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017	128,000	129,270

Westpac Banking Corp. sr. unsec.
unsub. notes 4 7/8s, 2019 (Australia)	80,000	87,315

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024 R	30,000	29,927

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB
6 1/2s, 2037	5,000	5,081

		7,629,143
Health care (1.1%)
AbbVie, Inc. sr. unsec. notes 2.9s, 2022	80,000	77,317

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017	116,000	115,775

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. sub. notes 6 1/8s, 2021	35,000	35,525

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. sub. notes 5 1/8s, 2022	15,000	14,025

22 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Health care cont.
Actavis Funding SCS company guaranty sr. unsec.
notes 4 3/4s, 2045 (Luxembourg)	$53,000	$51,677

Actavis Funding SCS company guaranty sr. unsec.
notes 3.45s, 2022 (Luxembourg)	26,000	26,028

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037	38,000	47,843

AMAG Pharmaceuticals, Inc. 144A company
guaranty sr. unsec. notes 7 7/8s, 2023	15,000	13,200

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	128,698

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017	130,000	130,793

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	36,000	44,947

AstraZeneca PLC sr. unsec. unsub. notes 5.9s,
2017 (United Kingdom)	130,000	139,235

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022	20,000	19,350

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2021	3,000	2,985

CHS/Community Health Systems, Inc. company
guaranty sr. sub. notes 5 1/8s, 2018	3,000	3,015

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2022	3,000	2,846

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021	80,000	84,906

Concordia Healthcare Corp. 144A company
guaranty sr. unsec. notes 7s, 2023 (Canada)	15,000	13,013

Crimson Merger Sub, Inc. 144A sr. unsec.
notes 6 5/8s, 2022	23,000	15,755

DPx Holdings BV 144A sr. unsec.
sub. notes 7 1/2s, 2022 (Netherlands)	33,000	32,175

Endo Finance, LLC 144A company
guaranty sr. unsec. notes 5 3/4s, 2022	17,000	16,490

Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 7/8s, 2023	10,000	9,750

Halyard Health, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2022	15,000	14,925

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020	52,000	56,680

HCA, Inc. company guaranty sr. sub. notes 5s, 2024	25,000	24,938

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019	10,000	10,100

HCA, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2022	4,000	4,420

HCA, Inc. company guaranty sr. unsec.
unsub. notes 5 3/8s, 2025	5,000	4,938

Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6 3/8s, 2023	15,000	14,625

JLL/Delta Dutch Pledgeco BV 144A sr. unsec.
notes 8 3/4s, 2020 (Netherlands) ‡‡	10,000	9,650

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty sub. notes 10 1/2s, 2018	25,000	24,375

Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sr. unsec. unsub. notes 5 1/2s, 2025
(Luxembourg)	10,000	9,200

MEDNAX, Inc. 144A company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	5,000	5,025

Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022	10,000	10,000

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4 1/2s, 2027 R	75,000	71,250

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95s, 2024 R	45,000	45,447

Service Corp. International/US sr. unsec.
notes 5 3/8s, 2022	14,000	14,595

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Health care cont.
Service Corp. International/US sr. unsec.
unsub. notes 5 3/8s, 2024	$33,000	$33,990

Sterigenics-Nordion Holdings, LLC 144A sr. unsec.
notes 6 1/2s, 2023	10,000	9,550

Tenet Healthcare Corp. company
guaranty sr. bonds 4 1/2s, 2021	7,000	6,825

Tenet Healthcare Corp. company
guaranty sr. bonds 4 3/8s, 2021	9,000	8,685

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	24,000	25,260

Tenet Healthcare Corp. company
guaranty sr. notes 4 3/4s, 2020	3,000	3,015

Tenet Healthcare Corp. company
guaranty sr. sub. notes 6s, 2020	20,000	21,050

Tenet Healthcare Corp. 144A company
guaranty sr. FRN 4.012s, 2020	15,000	14,625

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	58,000	63,082

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95s, 2042	90,000	83,805

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2 3/4s, 2023	90,000	88,089

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 7s, 2020	3,000	2,993

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6 3/8s, 2020	3,000	2,895

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6 1/8s, 2025	15,000	13,388

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 7/8s, 2023	15,000	13,388

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 1/2s, 2023	5,000	4,400

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 3/8s, 2020	15,000	14,100

WellCare Health Plans, Inc. sr. unsec.
sub. notes 5 3/4s, 2020	22,000	22,660

		1,777,316
Technology (0.9%)
ACI Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020	25,000	25,750

Apple, Inc. sr. unsec. notes 3.45s, 2024	40,000	41,453

Apple, Inc. sr. unsec. notes 2.1s, 2019	5,000	5,060

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045	80,000	80,777

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	27,000	24,937

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	18,000	6,120

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	34,000	25,160

Cisco Systems, Inc. sr. unsec.
unsub. notes 3.15s, 2017	135,000	138,326

CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6s, 2025	10,000	9,625

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017	130,000	128,971

Fidelity National Information Services, Inc.
company guaranty sr. unsec. unsub. notes 5s, 2022	17,000	17,669

First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 7s, 2023	15,000	15,000

First Data Corp. 144A notes 5 3/4s, 2024	15,000	14,775

First Data Corp. 144A sr. notes 5 3/8s, 2023	15,000	15,075

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 6s, 2022	10,000	10,475

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 5s, 2021	9,000	9,203

Putnam VT Global Asset Allocation Fund 23

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Technology cont.
Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041	$55,000	$65,365

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021	40,000	43,731

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022	140,000	132,077

Infor US, Inc. 144A company
guaranty sr. notes 5 3/4s, 2020	3,000	3,023

Infor US, Inc. 144A company guaranty sr. unsec.
notes 6 1/2s, 2022	35,000	29,575

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017	130,000	130,173

Iron Mountain, Inc. company guaranty sr. unsec.
notes 6s, 2023 R	14,000	14,490

Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 6s, 2020 R	5,000	5,275

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018	11,000	12,114

Micron Technology, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2022	25,000	24,313

Micron Technology, Inc. 144A sr. unsec.
unsub. notes 5 1/4s, 2023	35,000	31,413

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	28,775

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	91,883

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	35,000	38,936

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022	80,000	78,116

Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5 1/2s, 2023	20,000	19,900

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019	13,000	5,883

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	22,487

Zebra Technologies Corp. sr. unsec.
unsub. bonds 7 1/4s, 2022	15,000	15,675

		1,361,580
Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6 3/8s, 2023	40,000	35,400

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	35,000	38,066

Burlington Northern Santa Fe, LLC sr. unsec.
unsub. notes 5 3/4s, 2040	35,000	39,417

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044	70,000	63,417

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	35,395	39,731

FedEx Corp. company guaranty sr. unsec.
unsub. notes 2 5/8s, 2022	15,000	14,645

United Airlines 2014-2 Class A Pass Through Trust
sr. notes Ser. A, 3 3/4s, 2026	45,000	45,338

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	12,357	13,098

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023	34,000	33,490

		322,602
Utilities and power (1.4%)
AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025	35,000	30,800

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023	7,000	6,090

AES Corp./Virginia (The) sr. unsec.
unsub. notes 7 3/8s, 2021	27,000	27,405

Arizona Public Services Co. sr. unsec.
notes 4 1/2s, 2042	15,000	15,422

Beaver Valley II Funding Corp. sr. bonds 9s, 2017	1,000	1,060

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025	35,000	30,888

Calpine Corp. 144A company guaranty sr. notes 6s, 2022	4,000	4,110

Calpine Corp. 144A company
guaranty sr. sub. notes 5 7/8s, 2024	3,000	3,075

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Utilities and power cont.
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85s, 2037	$10,000	$8,705

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036	28,000	33,782

Consolidated Edison Co. of New York, Inc.
sr. unsec. notes 7 1/8s, 2018	83,000	94,751

Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.2s, 2042	45,000	43,156

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016	5,000	5,000

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	95,000	95,684

Dynegy, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2019	35,000	32,900

Electricite de France (EDF) 144A jr. unsec.
sub. FRN 5 5/8s, perpetual maturity (France)	150,000	142,305

Electricite de France (EDF) 144A jr. unsec.
sub. FRN 5 1/4s, perpetual maturity (France)	290,000	274,050

Electricite de France (EDF) 144A sr. unsec.
notes 6.95s, 2039 (France)	20,000	24,568

Electricite de France (EDF) 144A sr. unsec.
notes 6 1/2s, 2019 (France)	60,000	67,114

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 11 3/4s,
2022 (In default) †	15,869	16,900

Energy Transfer Equity LP company
guaranty sr. notes 7 1/2s, 2020	13,000	12,025

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	30,000	24,491

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	25,000	23,183

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	80,000	63,959

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 7 3/4s, 2022	10,000	5,100

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 6 3/8s, 2023	5,000	2,500

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes 9 3/8s, 2020	27,000	16,909

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	49,000	49,852

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	4,000	3,231

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020	23,000	17,020

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	37,768

Kansas Gas and Electric Co. sr. bonds 5.647s, 2021	10,128	10,191

Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.4s, 2044	12,000	9,069

Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 3 1/2s, 2021	80,000	72,873

Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45s, 2023	25,000	20,762

Kinder Morgan, Inc./DE company
guaranty sr. unsec. notes Ser. GMTN, 7 3/4s, 2032	17,000	16,132

MidAmerican Energy Holdings Co. sr. unsec.
unsub. bonds 6 1/8s, 2036	39,000	45,480

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	50,000	63,805

Nevada Power Co. mtge. notes 7 1/8s, 2019	40,000	45,747

NiSource Finance Corp. company
guaranty sr. unsec. notes 6 1/8s, 2022	25,000	28,616

NRG Energy, Inc. company guaranty sr. unsec.
sub. notes 7 7/8s, 2021	60,000	56,250

NRG Yield Operating, LLC company
guaranty sr. unsec. notes 5 3/8s, 2024	10,000	8,288

NSTAR Electric Co. sr. unsec.
unsub. notes 2 3/8s, 2022 (Canada)	75,000	72,212

24 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (16.6%)* cont.	Principal amount	Value

Utilities and power cont.
Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	$25,000	$25,980

Oncor Electric Delivery Co., LLC
sr. notes 3 3/4s, 2045	75,000	62,335

Pacific Gas & Electric Co. sr. unsec.
bonds 6.05s, 2034	40,000	47,130

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016	76,000	77,909

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.2s, 2022	60,000	63,200

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	29,650

Puget Sound Energy, Inc. jr. unsec. sub. FRN
Ser. A, 6.974s, 2067	103,000	83,688

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
notes 5s, 2022	10,000	8,859

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022	14,000	13,196

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023	13,000	11,689

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023	9,000	7,786

Southern Star Central Corp. 144A sr. unsec.
notes 5 1/8s, 2022	20,000	16,500

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. 144A company
guaranty sr. notes 11 1/2s, 2020 (In default) †	13,000	4,323

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN
6.35s, 2067 (Canada)	30,000	22,650

Union Electric Co. sr. notes 6.4s, 2017	50,000	53,413

		2,191,536

Total corporate bonds and notes (cost $26,588,186)		$25,901,921

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (14.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.2%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$607,571	$694,623
3 1/2s, TBA, January 1, 2046	4,000,000	4,170,000

		4,864,623
U.S. Government Agency Mortgage Obligations (11.3%)
Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, January 1, 2046	2,000,000	2,260,312
4 1/2s, TBA, January 1, 2046	1,000,000	1,080,000
4s, TBA, January 1, 2046	5,000,000	5,289,844
3s, TBA, February 1, 2046	3,000,000	2,993,320
3s, TBA, January 1, 2046	3,000,000	2,999,297
3s, TBA, January 1, 2031	3,000,000	3,090,469

		17,713,242
Total U.S. government and agency mortgage
obligations (cost $22,549,093)		$22,577,865

MORTGAGE-BACKED SECURITIES (2.6%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.463s, 2037	$17,381	$27,283
IFB Ser. 3072, Class SM, 22.585s, 2035	22,422	33,795
IFB Ser. 3072, Class SB, 22.438s, 2035	20,777	31,292
IFB Ser. 3249, Class PS, 21.184s, 2036	19,450	28,193
IFB Ser. 3065, Class DC, 18.869s, 2035	43,822	64,124
IFB Ser. 2990, Class LB, 16.101s, 2034	33,806	44,319

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.021s, 2036	32,133	50,303
IFB Ser. 07-53, Class SP, 22.654s, 2037	28,343	44,127
IFB Ser. 05-75, Class GS, 18.985s, 2035	13,578	18,552
Ser. 06-46, Class OC, PO, zero %, 2036	10,691	9,078

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5s, 2040	131,035	25,591
Ser. 13-14, IO, 3 1/2s, 2042	489,420	55,275
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	566,631	60,142
Ser. 15-H26, Class DI, IO, 2.224s, 2065	325,571	39,401

		531,475
Commercial mortgage-backed securities (1.7%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.33s, 2049	797,530	3,991

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.344s, 2051	1,774,541	9,899

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.428s, 2041	65,475	900
FRB Ser. 04-4, Class XC, IO, 0.17s, 2042	137,724	60

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.882s, 2050	77,000	78,158
FRB Ser. 04-PR3I, Class X1, IO, 0.279s, 2041	48,528	325

Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO, 0.643s, 2038	1,172,214	16,481

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.574s, 2029	25,559	920

CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.367s, 2049	1,064,318	7,046

Citigroup Commercial Mortgage Trust FRB
Ser. 06-C4, Class AJ, 5.811s, 2049	39,000	39,195

Citigroup Commercial Mortgage Trust 144A FRB
Ser. 06-C5, Class XC, IO, 0.551s, 2049	6,089,181	34,465

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	81,000	81,312
FRB Ser. 05-LP5, Class D, 4.742s, 2043	69,224	69,156
FRB Ser. 14-UBS6, Class C, 4.466s, 2047	61,000	57,539
Ser. 13-CR13, Class AM, 4.449s, 2023	57,000	61,094
FRB Ser. 14-CR18, Class XA, IO, 1.285s, 2047	383,134	25,823
FRB Ser. 14-CR16, Class XA, IO, 1.249s, 2047	389,256	24,456
FRB Ser. 14-CR17, Class XA, IO, 1.191s, 2047	748,030	46,850
FRB Ser. 14-UBS6, Class XA, IO, 1.073s, 2047	1,007,003	62,160
FRB Ser. 14-LC17, Class XA, IO, 1.015s, 2047	1,064,634	54,074
FRB Ser. 13-CR13, Class XA, IO, 0.988s, 2023	676,849	31,257

COMM Mortgage Trust 144A FRB Ser. 06-C8,
Class XS, IO, 0.522s, 2046	5,157,357	15,962

Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.062s, 2049	6,075,152	9,113

First Union National Bank-Bank of America, NA
Commercial Mortgage Trust 144A FRB Ser. 01-C1,
Class 3, IO, 1.931s, 2033	17,989	24

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3,
Class E, 5.087s, 2042	39,938	39,876

Putnam VT Global Asset Allocation Fund 25

MORTGAGE-BACKED SECURITIES (2.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GE Business Loan Trust 144A FRB Ser. 04-2,
Class D, 3.081s, 2032	$10,286	$9,208

GE Capital Commercial Mortgage Corp. 144A FRB
Ser. 05-C3, Class XC, IO, 0.054s, 2045	942,335	—

GE Capital Commercial Mortgage Corp. Trust FRB
Ser. 06-C1, Class AJ, 5.459s, 2044	31,000	31,000

GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.206s, 2049	6,953,308	20,264

GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.527s, 2043	398,655	796

GS Mortgage Securities Trust 144A
FRB Ser. 06-GG8, Class X, IO, 0.575s, 2039	7,607,403	8,368
FRB Ser. 06-GG6, Class XC, IO, 0.025s, 2038	327,502	1

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.909s, 2045	107,000	53,179
FRB Ser. 05-LDP5, Class F, 5.522s, 2044	79,000	78,882
Ser. 06-LDP8, Class B, 5.52s, 2045	32,000	31,869
Ser. 06-LDP8, Class AJ, 5.48s, 2045	141,000	141,047
FRB Ser. 13-C10, Class C, 4.156s, 2047	83,000	78,825
FRB Ser. 06-LDP8, Class X, IO, 0.502s, 2045	1,172,458	2,820
FRB Ser. 07-LDPX, Class X, IO, 0.279s, 2049	3,321,388	18,213

JPMorgan Chase Commercial Mortgage Securities
Trust 144A FRB Ser. 05-CB12, Class X1, IO,
0.377s, 2037	284,884	1,118

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	12,703	13,186
Ser. 98-C4, Class H, 5.6s, 2035	27,493	28,133

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038	22,702	22,692
Ser. 06-C1, Class AJ, 5.276s, 2041	39,000	39,312

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.673s, 2039	8,071,591	30,585
FRB Ser. 05-C5, Class XCL, IO, 0.331s, 2040	528,662	5,148
FRB Ser. 05-C7, Class XCL, IO, 0.308s, 2040	152,797	1,387
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040	40,840	2

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 5.836s, 2050	12,771	12,761

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.468s, 2039	73,834	111
FRB Ser. 05-MCP1, Class XC, IO, 0.028s, 2043	116,205	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.729s, 2044	6,690	86
FRB Ser. 06-C4, Class X, IO, 5.96s, 2045	241,872	15,431

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-2, Class AJ, 5.889s, 2046	27,000	27,251
FRB Ser. 06-2, Class AM, 5.889s, 2046	46,000	46,581

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.414s, 2046	112,000	115,601
FRB Ser. 14-C17, Class XA, IO, 1.272s, 2047	483,644	32,312
FRB Ser. 13-C12, Class XA, IO, 0.975s, 2046	778,190	32,591

Morgan Stanley Bank of America Merrill Lynch
Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.08s, 2045	847,249	64,221

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.645s, 2042	25,000	25,073
Ser. 07-IQ14, Class A2, 5.61s, 2049	40,150	40,126
Ser. 07-HQ11, Class AJ, 5.508s, 2044	33,000	32,950

Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.178s, 2049	41,000	41,694

Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	106,018	106,230

MORTGAGE-BACKED SECURITIES (2.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049	$50,000	$51,997
FRB Ser. 12-C4, Class XA, IO, 1.816s, 2045	236,794	20,333

Wachovia Bank Commercial Mortgage Trust FRB
Ser. 07-C34, IO, 0.302s, 2046	1,255,587	9,417

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.139s, 2042	141,007	14
FRB Ser. 06-C26, Class XC, IO, 0.044s, 2045	1,288,627	168

WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C7, Class C, 4.838s, 2045	53,000	54,632
Ser. 14-C19, Class C, 4.646s, 2047	46,000	46,336
Ser. 13-C12, Class AS, 3.56s, 2048	33,000	33,263

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.634s, 2044	100,000	103,982
FRB Ser. 11-C2, Class D, 5.541s, 2044	108,000	113,411
Ser. 11-C4, Class E, 5.265s, 2044	50,000	51,770
FRB Ser. 13-C17, Class D, 5 1/8s, 2046	38,000	36,026
FRB Ser. 13-C15, Class D, 4.48s, 2046	46,000	42,334
FRB Ser. 12-C10, Class D, 4.454s, 2045	39,000	36,197
Ser. 14-C19, Class D, 4.234s, 2047	15,000	12,592
FRB Ser. 12-C9, Class XA, IO, 2.168s, 2045	558,896	51,268
FRB Ser. 12-C10, Class XA, IO, 1.747s, 2045	585,046	48,044
FRB Ser. 13-C12, Class XA, IO, 1.441s, 2048	603,441	40,333

		2,731,308
Residential mortgage-backed securities (non-agency) (0.5%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A3,
1.313s, 2046	100,000	76,750

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A2, 1.857s, 2035	26,985	21,960
FRB Ser. 05-27, Class 1A1, 1.247s, 2035	68,292	55,218
FRB Ser. 06-OA7, Class 1A2, 1.197s, 2046	210,442	167,659
FRB Ser. 06-OC2, Class 2A3, 0.712s, 2036	33,236	29,747
FRB Ser. 06-OA2, Class A5, 0.632s, 2046	66,245	50,015
FRB Ser. 06-OA10, Class 4A1, 0.612s, 2046	181,452	136,430

Countrywide Asset-Backed Certificates Trust FRB
Ser. 05-2, Class M4, 1.487s, 2035	40,000	34,800

CSMC Trust 144A FRB Ser. 09-14R, Class 4A10,
2.842s, 2035	30,000	26,149

Morgan Stanley Resecuritization Trust 144A FRB
Ser. 15-R7, Class 2B, 2.616s, 2035	69,391	35,390

Nomura Resecuritization Trust 144A FRB
Ser. 15-1R, Class 6A9, 0.391s, 2047	100,000	60,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, 0.912s, 2045	81,770	66,897
FRB Ser. 05-AR9, Class A1C3, 0.902s, 2045	88,403	80,446

		841,461

Total mortgage-backed securities (cost $4,032,768)		$4,104,244

ASSET-BACKED SECURITIES (1.9%)*	Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3,
Class A, 1.056s, 2016	$1,765,000	$1,765,000

Station Place Securitization Trust 144A FRB
Ser. 14-2, Class A, 1.055s, 2016	1,193,000	1,193,000

Total asset-backed securities (cost $2,958,000)		$2,958,000

26 Putnam VT Global Asset Allocation Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.5%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017
(Argentina)		$40,000	$40,750

Argentina (Republic of) sr. unsec.
unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		63,092	64,038

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033
(Argentina) (In default) †		113,565	130,032

Brazil (Federal Republic of) unsec. notes 10s,
2021 (Brazil) (units)	BRL	805	161,970

Russia (Federation of) 144A sr. unsec.
unsub. bonds 5 5/8s, 2042 (Russia)		$200,000	188,700

South Africa (Republic of) sr. unsec.
unsub. notes 4.665s, 2024 (South Africa)		135,000	128,419

Venezuela (Bolivarian Republic of) sr. unsec.
bonds 5 3/4s, 2016 (Venezuela)		35,000	31,206

Total foreign government and agency bonds
and notes (cost $953,611)			$745,115

SENIOR LOANS (0.2%)* [c]		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		$19,822	$13,743

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 11 1/4s, 2017		143,527	125,347

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B7, 10 3/4s, 2017		14,925	12,350

Caesars Growth Properties Holdings, LLC bank term
loan FRN 6 1/4s, 2021		49,250	42,971

CPG International, Inc. bank term loan FRN
Ser. B, 4 3/4s, 2020		14,835	13,871

Gates Global, LLC/Gates Global Co. bank term loan
FRN 4 1/4s, 2021		19,824	18,552

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4 1/4s, 2020		24,414	21,550

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.676s, 2017		101,971	30,942

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.676s, 2017		1,047	318

Total senior loans (cost $378,387)			$279,644

PREFERRED STOCKS (0.1%)*		Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		680	$17,245

HSBC USA, Inc. $0.88 pfd.		4,020	88,762

M/I Homes, Inc. Ser. A, $2.438 pfd.		880	22,378

Total preferred stocks (cost $125,708)			$128,385

INVESTMENT COMPANIES (—%)*		Shares	Value

Hercules Technology Growth Capital, Inc.		1,150	$14,019

Medley Capital Corp.		2,389	17,965

Solar Capital, Ltd.		970	15,937

Total investment companies (cost $57,107)			$47,921

CONVERTIBLE PREFERRED STOCKS (—%)*		Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R		1,280	$30,458

Total convertible preferred stocks (cost $23,395)			$30,458

CONVERTIBLE BONDS AND NOTES (—%)*		Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R		$10,000	$10,756

Jazz US Holdings, Inc. cv. company
guaranty sr. unsec. notes 8s, 2018		11,000	17,112

Navistar International Corp. cv. sr. unsec.
sub. bonds 4 1/2s, 2018		4,000	1,973

Total convertible bonds and notes (cost $23,514)			$29,841

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Gree Electric Appliances,
Inc. of Zhuhai 144A (China)	6/24/16	$0.00	2,900	$9,981

Wuliangye Yibin Co., Ltd.
144A (China)	4/15/16	0.00	3,500	14,704

Total warrants (cost $24,208)				$24,685

		Principal amount/
SHORT-TERM INVESTMENTS (20.8%)*			shares	Value

Federal Home Loan Banks unsec. discount
notes 0.40%, February 3, 2016			$850,000	$849,823

Putnam Cash Collateral Pool, LLC 0.44% [d]		Shares	1,791,136	1,791,136

Putnam Short Term Investment Fund 0.33% L		Shares	28,136,598	28,136,598

U.S. Treasury Bills 0.07%, April 14, 2016 # §			$818,000	817,577

U.S. Treasury Bills 0.07%, April 7, 2016 # §			143,000	142,944

U.S. Treasury Bills 0.07%, January 7, 2016 §			231,000	230,999

U.S. Treasury Bills 0.08%, February 18, 2016 #			42,000	41,994

U.S. Treasury Bills 0.11%, April 21, 2016 §			23,000	22,986

U.S. Treasury Bills 0.11%, January 14, 2016 #			165,000	164,995

U.S. Treasury Bills 0.16%, February 11, 2016 #			218,000	217,970

Total short-term investments (cost $32,417,174)				$32,417,022

Total investments (cost $171,645,929)				$179,736,751

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates.
As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC  820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $156,118,046.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $40,956, or less than 0.1% of net assets.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

Putnam VT Global Asset Allocation Fund 27

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

UR At the reporting period end, 100 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.

At the close of the reporting period, the fund maintained liquid assets totaling $39,271,580 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $22,688,228)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Sell	1/20/16	$80,463	$80,524	$61

	Canadian Dollar	Sell	1/20/16	79,138	78,796	(342)

	Euro	Sell	3/16/16	2,599,269	2,546,405	(52,864)

	Mexican Peso	Buy	1/20/16	157,593	158,703	(1,110)

	New Taiwan Dollar	Sell	2/17/16	5,808	5,856	48

	New Zealand Dollar	Buy	1/20/16	83,164	78,571	4,593

	New Zealand Dollar	Sell	1/20/16	79,474	78,544	(930)

	Norwegian Krone	Sell	3/16/16	128,701	130,809	2,108

	Swedish Krona	Buy	3/16/16	79,757	80,561	(804)

Barclays Bank PLC

	Australian Dollar	Sell	1/20/16	2,403	3,469	1,066

	British Pound	Buy	3/16/16	76,667	78,856	(2,189)

	Canadian Dollar	Sell	1/20/16	79,716	75,776	(3,940)

	Euro	Sell	3/16/16	179,309	170,012	(9,297)

	Hong Kong Dollar	Buy	2/17/16	181,573	181,565	8

	Japanese Yen	Buy	2/17/16	267,277	266,820	457

	Mexican Peso	Buy	1/20/16	146,459	147,326	(867)

	New Zealand Dollar	Buy	1/20/16	145,827	134,867	10,960

	Singapore Dollar	Buy	2/17/16	64,933	65,632	(699)

	Swedish Krona	Buy	3/16/16	2,481	2,003	478

	Swiss Franc	Sell	3/16/16	62,890	61,349	(1,541)

Citibank, N.A.

	British Pound	Buy	3/16/16	1,953,547	1,998,054	(44,507)

	Canadian Dollar	Sell	1/20/16	451,267	464,755	13,488

	Danish Krone	Sell	3/16/16	152,208	149,077	(3,131)

	Euro	Sell	3/16/16	1,793,305	1,754,836	(38,469)

	Japanese Yen	Sell	2/17/16	67,487	66,846	(641)

	Mexican Peso	Buy	1/20/16	157,703	159,168	(1,465)

	New Zealand Dollar	Buy	1/20/16	84,052	82,033	2,019

	Singapore Dollar	Sell	2/17/16	157,190	157,203	13

28 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $22,688,228) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International

	Australian Dollar	Buy	1/20/16	$116,799	$106,136	$10,663

	British Pound	Sell	3/16/16	157,758	160,670	2,912

	Canadian Dollar	Sell	1/20/16	83,691	79,090	(4,601)

	Euro	Sell	3/16/16	102,447	91,988	(10,459)

	Indian Rupee	Sell	2/17/16	5,696	4,502	(1,194)

	Japanese Yen	Buy	2/17/16	122,863	122,639	224

	New Taiwan Dollar	Sell	2/17/16	158,115	157,007	(1,108)

	New Zealand Dollar	Buy	1/20/16	61,570	57,392	4,178

	Norwegian Krone	Buy	3/16/16	55,782	58,222	(2,440)

	Swiss Franc	Buy	3/16/16	426,507	416,312	10,195

Deutsche Bank AG

	Czech Koruna	Sell	3/16/16	154,556	151,469	(3,087)

	Euro	Buy	3/16/16	473,040	462,836	10,204

	Norwegian Krone	Sell	3/16/16	146,866	150,301	3,435

Goldman Sachs International

	Australian Dollar	Buy	1/20/16	2,112	2,034	78

	Canadian Dollar	Buy	1/20/16	112,022	118,216	(6,194)

	Euro	Buy	3/16/16	76,971	77,413	(442)

	Japanese Yen	Buy	2/17/16	165,341	161,697	3,644

	New Taiwan Dollar	Sell	2/17/16	158,115	157,966	(149)

	Singapore Dollar	Sell	2/17/16	157,190	157,244	54

HSBC Bank USA, National Association

	British Pound	Sell	3/16/16	1,684,621	1,722,821	38,200

	Canadian Dollar	Buy	1/20/16	206,265	215,605	(9,340)

JPMorgan Chase Bank N.A.

	Australian Dollar	Sell	1/20/16	292	483	191

	Canadian Dollar	Sell	1/20/16	155,601	155,513	(88)

	Euro	Sell	3/16/16	307,122	300,499	(6,623)

	Indian Rupee	Buy	2/17/16	152,498	152,218	280

	Japanese Yen	Sell	2/17/16	53,810	53,726	(84)

	Mexican Peso	Buy	1/20/16	153,970	158,517	(4,547)

	Mexican Peso	Sell	1/20/16	156,306	154,615	(1,691)

	New Taiwan Dollar	Sell	2/17/16	159,047	160,357	1,310

	Norwegian Krone	Sell	3/16/16	160,955	163,819	2,864

	Singapore Dollar	Sell	2/17/16	157,120	157,832	712

	South Korean Won	Sell	2/17/16	158,753	156,621	(2,132)

	Swedish Krona	Buy	3/16/16	51,898	50,434	1,464

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	1/20/16	76,312	77,611	(1,299)

	British Pound	Buy	3/16/16	76,078	76,332	(254)

	Canadian Dollar	Sell	1/20/16	177,356	176,449	(907)

	Euro	Sell	3/16/16	383,331	372,287	(11,044)

	Japanese Yen	Sell	2/17/16	4,160	4,952	792

	New Zealand Dollar	Buy	1/20/16	174,665	183,219	(8,554)

	Norwegian Krone	Sell	3/16/16	51,649	52,648	999

	Swedish Krona	Sell	3/16/16	137,815	135,682	(2,133)

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/20/16	137,406	132,350	5,056

	Canadian Dollar	Sell	1/20/16	172,153	178,834	6,681

	Japanese Yen	Sell	2/17/16	182,878	182,550	(328)

	South Korean Won	Sell	2/17/16	158,754	159,040	286

Putnam VT Global Asset Allocation Fund 29

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $22,688,228) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG

	Australian Dollar	Buy	1/20/16	$356,876	$346,526	$10,350

	British Pound	Buy	3/16/16	498,043	510,124	(12,081)

	Canadian Dollar	Buy	1/20/16	154,807	160,594	(5,787)

	Euro	Buy	3/16/16	3,983,114	3,897,397	85,717

	Japanese Yen	Buy	2/17/16	163,347	162,228	1,119

WestPac Banking Corp.

	Canadian Dollar	Sell	1/20/16	318,144	324,795	6,651

Total						$(15,804)

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/15	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	34	$1,212,682	Mar-16	$14,872

MSCI EAFE Index
Mini (Short)	19	1,613,290	Mar-16	(21,033)

Russell 2000 Index
Mini (Short)	17	1,923,550	Mar-16	9,486

S&P 500 Index
E-Mini (Long)	74	7,530,980	Mar-16	19,298

S&P 500 Index
E-Mini (Short)	12	1,221,240	Mar-16	(1,027)

S&P Mid Cap 400 Index
E-Mini (Long)	12	1,672,200	Mar-16	(5,681)

U.S. Treasury Bond
30 yr (Long)	8	1,230,000	Mar-16	1,165

U.S. Treasury Bond Ultra
30 yr (Long)	15	2,380,313	Mar-16	13,884

U.S. Treasury Note
2 yr (Long)	38	8,254,906	Mar-16	(13,013)

U.S. Treasury Note
2 yr (Short)	26	5,648,094	Mar-16	9,511

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/15 cont.	contracts	Value	date	(depreciation)

U.S. Treasury Note
5 yr (Long)	63	$7,454,180	Mar-16	$(21,125)

U.S. Treasury Note
10 yr (Long)	18	2,266,313	Mar-16	(10,067)

Total				$(3,730)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/15 (premiums $38,821)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$23,846

Total			$23,846

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/15 (proceeds receivable	Principal	Settlement
$3,000,156)	amount	date	Value

Federal National Mortgage Association, 3s,
January 1, 2046	$3,000,000	1/13/16	$2,999,297

Total			$2,999,297

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$2,274,000 E	$412	3/16/21	1.70%	3 month	$10,651
					USD-LIBOR-BBA

	2,900,000 E	(315)	3/16/21	3 month USD-LIBOR-BBA	1.70%	(13,371)

	2,339,000 E	2,140	3/16/26	2.20%	3 month	8,324
					USD-LIBOR-BBA

	700,000 E	(660)	3/16/26	3 month USD-LIBOR-BBA	2.20%	(2,511)

	100,000 E	(760)	3/16/46	3 month USD-LIBOR-BBA	2.65%	(484)

	67,000 E	574	3/16/46	2.65%	3 month	388
					USD-LIBOR-BBA

	7,901,000 E	7,750	3/16/18	1.20%	3 month	21,893
					USD-LIBOR-BBA

	4,300,000 E	(4,528)	3/16/18	3 month USD-LIBOR-BBA	1.20%	(12,225)

Total		$4,613				$12,665

E Extended effective date.

30 Putnam VT Global Asset Allocation Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$13,729		$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$22
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

156,072		—	1/12/41	4.00% (1 month	Synthetic TRS Index	324
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

63,905		—	1/12/40	4.50% (1 month	Synthetic MBX Index	30
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

126,425		—	1/12/41	4.00% (1 month	Synthetic TRS Index	262
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

53,256		—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(130)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

21,609		—	1/12/43	3.50% (1 month	Synthetic TRS Index	46
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

54,430		—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	6
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

97,418		—	1/12/40	5.00% (1 month	Synthetic MBX Index	(6)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

258,759		—	1/12/41	5.00% (1 month	Synthetic MBX Index	(15)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

40,986		(19)	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(143)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

Citibank, N.A.
31,640		—	1/12/41	5.00% (1 month	Synthetic MBX Index	(2)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	52	—	12/16/16	(3 month USD-LIBOR-BBA	A basket (CGPUTQL2)	55,664
				plus 0.42%)	of common stocks

units	1,183	—	11/23/16	3 month USD-LIBOR-BBA	Russell 1000 Total	(77,706)
				plus 0.10%	Return Index

Credit Suisse International
$257,271		—	1/12/41	4.50% (1 month	Synthetic MBX Index	79
				USD-LIBOR)	4.50% 30 year Ginnie
					Mae II pools

196,282		—	1/12/41	4.00% (1 month	Synthetic TRS Index	407
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

62,127		—	1/12/45	3.50% (1 month	Synthetic TRS Index	268
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

Goldman Sachs International
33,894		—	1/12/42	4.00% (1 month	Synthetic TRS Index	54
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

33,894		—	1/12/42	4.00% (1 month	Synthetic TRS Index	54
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	8,860	—	1/12/41	4.00% (1 month	Synthetic TRS Index	18
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Putnam VT Global Asset Allocation Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
	$162,139	$—	1/12/40	4.00% (1 month	Synthetic TRS Index	$438
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	314,528	—	1/12/41	4.00% (1 month	Synthetic TRS Index	652
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Total		$(19)				$(19,678)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$273	$4,000	5/11/63	300 bp	$150

CMBX NA BBB– Index	BBB–/P	482	8,000	5/11/63	300 bp	236

CMBX NA BBB– Index	BBB–/P	926	15,000	5/11/63	300 bp	464

CMBX NA BBB– Index	BBB–/P	912	16,000	5/11/63	300 bp	419

Credit Suisse International
CMBX NA BB Index	—	(1,818)	103,000	5/11/63	(500 bp)	2,583

CMBX NA BBB– Index	BBB–/P	427	39,000	5/11/63	300 bp	(775)

CMBX NA BBB– Index	BBB–/P	1,288	89,000	5/11/63	300 bp	(1,454)

CMBX NA BBB– Index	BBB–/P	2,876	219,000	5/11/63	300 bp	(3,873)

CMBX NA BBB– Index	BBB–/P	116	2,000	1/17/47	300 bp	4

CMBX NA BBB– Index	BBB–/P	231	8,000	1/17/47	300 bp	(217)

CMBX NA BBB– Index	BBB–/P	322	8,000	1/17/47	300 bp	(125)

CMBX NA BBB– Index	BBB–/P	380	9,000	1/17/47	300 bp	(124)

CMBX NA BBB– Index	BBB–/P	356	10,000	1/17/47	300 bp	(203)

CMBX NA BBB– Index	BBB–/P	763	13,000	1/17/47	300 bp	36

CMBX NA BBB– Index	BBB–/P	654	25,000	1/17/47	300 bp	(744)

CMBX NA BBB– Index	BBB–/P	749	26,000	1/17/47	300 bp	(704)

CMBX NA BBB– Index	BBB–/P	926	27,000	1/17/47	300 bp	(584)

CMBX NA BBB– Index	BBB–/P	1,927	46,000	1/17/47	300 bp	(646)

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(14)	2,000	5/11/63	300 bp	(75)

CMBX NA BB Index	—	(95)	9,000	5/11/63	(500 bp)	289

CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	199

CMBX NA BB Index	—	(43)	5,000	5/11/63	(500 bp)	171

CMBX NA BB Index	—	90	4,000	5/11/63	(500 bp)	261

CMBX NA BB Index	—	50	3,000	5/11/63	(500 bp)	179

CMBX NA BB Index	—	31	3,000	5/11/63	(500 bp)	159

CMBX NA BB Index	—	4	3,000	5/11/63	(500 bp)	132

CMBX NA BB Index	—	(4)	2,000	1/17/47	(500 bp)	126

CMBX NA BBB– Index	BBB–/P	(10)	1,000	5/11/63	300 bp	(41)

CMBX NA BBB– Index	BBB–/P	(3)	1,000	5/11/63	300 bp	(33)

CMBX NA BBB– Index	BBB–/P	(4)	1,000	5/11/63	300 bp	(35)

CMBX NA BBB– Index	BBB–/P	(16)	2,000	5/11/63	300 bp	(78)

CMBX NA BBB– Index	BBB–/P	(50)	3,000	5/11/63	300 bp	(142)

CMBX NA BBB– Index	BBB–/P	(55)	5,000	5/11/63	300 bp	(209)

CMBX NA BBB– Index	BBB–/P	60	10,000	5/11/63	300 bp	(249)

CMBX NA BBB– Index	BBB–/P	(100)	10,000	5/11/63	300 bp	(408)

CMBX NA BBB– Index	BBB–/P	126	11,000	5/11/63	300 bp	(213)

CMBX NA BBB– Index	BBB–/P	240	8,000	1/17/47	300 bp	(208)

CMBX NA BBB– Index	BBB–/P	374	9,000	1/17/47	300 bp	(129)

CMBX NA BBB– Index	BBB–/P	388	9,000	1/17/47	300 bp	(115)

32 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 cont.
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$362	$9,000	1/17/47	300 bp	$(141)

CMBX NA BBB– Index	BBB–/P	362	9,000	1/17/47	300 bp	(141)

CMBX NA BBB– Index	BBB–/P	394	13,000	1/17/47	300 bp	(333)

JPMorgan Securities LLC
CMBX NA BBB– Index	—	(91)	17,000	5/11/63	(300 bp)	432

CMBX NA BBB– Index	—	(408)	17,000	5/11/63	(300 bp)	116

CMBX NA BBB– Index	—	(206)	8,000	5/11/63	(300 bp)	40

CMBX NA BBB– Index	BBB–/P	443	8,000	1/17/47	300 bp	(5)

CMBX NA BBB– Index	BBB–/P	444	17,000	1/17/47	300 bp	(506)

CMBX NA BBB– Index	BBB–/P	898	17,000	1/17/47	300 bp	(53)

Total		$14,899				$(6,567)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15

					Payments	Unrealized
		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	(depreciation)

NA HY Series 25 Index	B+/P	$(3,665)	$624,000	12/20/20	500 bp	$3,535

NA IG Series 25 Index	BBB+/P	(21,085)	3,100,000	12/20/20	100 bp	(3,202)

Total		$(24,750)				$333

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.”

Putnam VT Global Asset Allocation Fund 33

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$2,287,455	$1,046,721	$—

Capital goods	5,603,356	532,862	—

Communication services	2,187,639	1,044,249	—

Conglomerates	16,742	118,232	—

Consumer cyclicals	11,196,677	2,542,453	—

Consumer staples	6,177,449	1,568,134	13,387

Energy	4,925,520	973,055	50

Financials	13,274,506	3,519,347	27,569

Health care	11,321,047	1,680,668	—

Technology	14,123,877	608,670	—

Transportation	2,178,986	709,172	—

Utilities and power	2,227,615	586,212	—

Total common stocks	75,520,869	14,929,775	41,006

Asset-backed securities	—	—	2,958,000

Convertible bonds and notes	—	29,841	—

Convertible preferred stocks	—	30,458	—

Corporate bonds and notes	—	25,901,920	1

Foreign government and agency bonds and notes	—	745,115	—

Investment companies	47,921	—	—

Mortgage-backed securities	—	4,029,128	75,116

Preferred stocks	106,007	22,378	—

Senior loans	—	279,644	—

U.S. government and agency mortgage obligations	—	22,577,865	—

Warrants	—	24,685	—

Short-term investments	28,136,598	4,280,424	—

Totals by level	$103,811,395	$72,851,233	$3,074,123

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(15,804)	$—

Futures contracts	(3,730)	—	—

Written swap options outstanding	—	(23,846)	—

TBA sale commitments	—	(2,999,297)	—

Interest rate swap contracts	—	8,052	—

Total return swap contracts	—	(19,659)	—

Credit default contracts	—	3,617	—

Totals by level	$(3,730)	$(3,046,937)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

34 Putnam VT Global Asset Allocation Fund

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net			Total	Total
		Accrued		unrealized			transfers	transfers
Investments in	Balance as of	discounts/	Realized gain/	appreciation/		Proceeds	into	out of	Balance as of
securities:	12/31/14	premiums	(loss)	(depreciation)#	Cost of purchases	from sales	Level 3†	Level 3†	12/31/15

Common stocks*:

Consumer staples	$645	$—	$(4,938)	$2,796	$15,404	$(520)	$—	$—	$13,387

Energy	$200	—	—	(150)	—	—	—	—	$50

Financials	$18,633	—	—	8,936	—	—	—	—	$27,569

Total common stocks	$19,478	$—	$(4,938)	$11,582	$15,404	$(520)	$—	$—	$41,006

Asset-backed securities	$2,958,000	$—	$—	$—	$—	$—	$—	$—	$2,958,000

Corporate bonds and notes	$1	—	—	—	—	—	—	—	$1

Mortgage-backed securities	$—	(822)	357	1,140	74,837	(721)	325	—	$75,116

Totals	$2,977,479	$(822)	$(4,581)	$12,722	$90,241	$(1,241)	$325	$—	$3,074,123

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

# Includes $7,909 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Statement of assets and liabilities
12/31/15

Assets

Investment in securities, at value, including $1,740,621 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $141,718,195)	$149,809,017

Affiliated issuers (identified cost $29,927,734) (Notes 1 and 5)	29,927,734

Cash	6,419

Foreign currency (cost $4,888) (Note 1)	6,007

Dividends, interest and other receivables	672,936

Receivable for shares of the fund sold	468

Receivable for investments sold	942,170

Receivable for sales of delayed delivery securities (Note 1)	2,002,156

Receivable for variation margin (Note 1)	49,169

Unrealized appreciation on forward currency contracts (Note 1)	243,558

Unrealized appreciation on OTC swap contracts (Note 1)	64,320

Premium paid on OTC swap contracts (Note 1)	2,994

Total assets	183,726,948

Liabilities

Payable for investments purchased	4,291

Payable for purchases of delayed delivery securities (Note 1)	21,769,297

Payable for shares of the fund repurchased	182,958

Payable for compensation of Manager (Note 2)	79,437

Payable for custodian fees (Note 2)	59,595

Payable for investor servicing fees (Note 2)	17,455

Payable for Trustee compensation and expenses (Note 2)	127,655

Payable for administrative services (Note 2)	1,202

Payable for distribution fees (Note 2)	9,480

Payable for variation margin (Note 1)	40,861

Unrealized depreciation on OTC swap contracts (Note 1)	90,565

Premium received on OTC swap contracts (Note 1)	17,874

Unrealized depreciation on forward currency contracts (Note 1)	259,362

Written options outstanding, at value (premiums $38,821) (Notes 1 and 3)	23,846

TBA sale commitments, at value (proceeds receivable $3,000,156) (Note 1)	2,999,297

Collateral on securities loaned, at value (Note 1)	1,791,136

Other accrued expenses	134,591

Total liabilities	27,608,902

Net assets	$156,118,046

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$135,722,999

Undistributed net investment income (Note 1)	2,941,059

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	9,380,202

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	8,073,786

Total — Representing net assets applicable to capital shares outstanding	$156,118,046

Computation of net asset value Class IA

Net assets	$112,026,725

Number of shares outstanding	6,566,046

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$17.06

Computation of net asset value Class IB

Net assets	$44,091,321

Number of shares outstanding	2,562,526

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$17.21

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Statement of operations
Year ended 12/31/15

Investment income

Dividends (net of foreign tax of $43,122)	$2,067,008

Interest (net of foreign tax of $3) (including interest income of $37,573 from investments in affiliated issuers) (Note 5)	1,942,413

Securities lending (Note 1)	23,676

Total investment income	4,033,097

Expenses

Compensation of Manager (Note 2)	1,002,432

Investor servicing fees (Note 2)	119,265

Custodian fees (Note 2)	134,747

Trustee compensation and expenses (Note 2)	11,652

Distribution fees (Note 2)	119,917

Administrative services (Note 2)	4,449

Auditing and tax fees	121,544

Other	66,973

Total expenses	1,580,979

Expense reduction (Note 2)	(2,772)

Net expenses	1,578,207

Net investment income	2,454,890

Net realized gain on investments (Notes 1 and 3)	10,195,723

Net realized loss on swap contracts (Note 1)	(365,683)

Net realized gain on futures contracts (Note 1)	1,436,264

Net realized gain on foreign currency transactions (Note 1)	798,301

Net realized loss on written options (Notes 1 and 3)	(12,614)

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(430,143)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the year	(12,970,125)

Net loss on investments	(1,348,277)

Net increase in net assets resulting from operations	$1,106,613

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Statement of changes in net assets

	Year ended	Year ended
	12/31/15	12/31/14

Decrease in net assets

Operations:

Net investment income	$2,454,890	$3,135,367

Net realized gain on investments and foreign currency transactions	12,051,991	17,779,049

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(13,400,268)	(3,562,741)

Net increase in net assets resulting from operations	1,106,613	17,351,675

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(3,050,541)	(3,614,111)

Class IB	(1,070,274)	(1,320,005)

Net realized short-term gain on investments

Class IA	(3,024,960)	—

Class IB	(1,196,784)	—

From net realized long-term gain on investments

Class IA	(8,646,397)	(5,485,451)

Class IB	(3,420,830)	(2,257,825)

Decrease from capital share transactions (Note 4)	(7,472,183)	(19,508,839)

Total decrease in net assets	(26,775,356)	(14,834,556)

Net assets:

Beginning of year	182,893,402	197,727,958

End of year (including undistributed net investment income of $2,941,059 and $3,481,980, respectively)	$156,118,046	$182,893,402

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

12/31/15	$19.21	.27	(.11)	.16	(.48)	(1.83)	(2.31)	$17.06	.42	$112,027.86		1.51	339[e]

12/31/14	18.77	.32	1.40	1.72	(.51)	(.77)	(1.28)	19.21	9.66	131,554.87		1.73	339[e]

12/31/13	16.01	.31	2.81	3.12	(.36)	—	(.36)	18.77	19.78	139,872.89		1.82	164[f]

12/31/12	14.11	.34	1.71	2.05	(.15)	—	(.15)	16.01	14.58	135,792.89		2.20	200[f]

12/31/11	14.79	.33	(.33)	—[g]	(.68)	—	(.68)	14.11	(.18)	138,271.88		2.27	131[f]

Class IB

12/31/15	$19.35	.23	(.12)	.11	(.42)	(1.83)	(2.25)	$17.21	.17	$44,091	1.11	1.26	339[e]

12/31/14	18.88	.28	1.41	1.69	(.45)	(.77)	(1.22)	19.35	9.42	51,339	1.12	1.48	339[e]

12/31/13	16.10	.27	2.83	3.10	(.32)	—	(.32)	18.88	19.49	57,856	1.14	1.58	164[f]

12/31/12	14.20	.30	1.71	2.01	(.11)	—	(.11)	16.10	14.20	71,616	1.14	1.96	200[f]

12/31/11	14.88	.29	(.32)	(.03)	(.65)	—	(.65)	14.20	(.42)	70,624	1.13	2.02	131[f]

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	376%

December 31, 2012	409

December 31, 2011	372

g Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Notes to financial statements 12/31/15

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2015 through December 31, 2015.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. Putnam Management may also select other investments that do not fall within these asset classes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

40 Putnam VT Global Asset Allocation Fund

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned and to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a

Putnam VT Global Asset Allocation Fund 41

clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $112,976 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement

42 Putnam VT Global Asset Allocation Fund

of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $217,851 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $1,791,136 and the value of securities loaned amounted to $1,740,621.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million) and a $235.5 million unsecured uncommitted line of credit provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.16% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from income on swap contracts, from interest-only securities and from receivable purchase agreement. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,125,004 to increase undistributed net investment income, $6,191 to increase paid-in capital and $1,131,195 to decrease accumulated net realized gain.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$14,449,213
Unrealized depreciation	(7,384,710)

Net unrealized appreciation	7,064,503
Undistributed ordinary income	2,955,902
Undistributed long-term gain	9,051,702
Undistributed short-term gain	1,409,760

Cost for federal income tax purposes	$172,671,052

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 44.9% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

Putnam Management has contractually agreed, through April 30, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for

Putnam VT Global Asset Allocation Fund 43

its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Putnam Management has agreed to reimburse the fund $239 for a compliance exception which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% (0.10% prior to January 1, 2015) of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$85,744
Class IB	33,521

Total	$119,265

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements and were reduced by $2,772 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $99, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$119,917

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including
TBA commitments (Long-term)	$527,088,802	$545,071,702

U.S. government securities (Long-term)	—	—

Total	$527,088,802	$545,071,702

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$218,000	$38,821

Options opened	—	—

Options exercised	—	—

Options expired	—	—

Options closed	—	—

Written options outstanding at the
end of the reporting period	$218,000	$38,821

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/15		Year ended 12/31/14		Year ended 12/31/15		Year ended 12/31/14

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	93,406	$1,647,993	52,604	$985,121	239,542	$4,254,410	97,376	$1,833,058

Shares issued in connection with
reinvestment of distributions	835,996	14,721,898	510,351	9,099,562	319,544	5,687,888	198,879	3,577,830

	929,402	16,369,891	562,955	10,084,683	559,086	9,942,298	296,255	5,410,888

Shares repurchased	(1,209,955)	(22,054,968)	(1,169,382)	(21,759,463)	(649,732)	(11,729,404)	(707,558)	(13,244,947)

Net decrease	(280,553)	$(5,685,077)	(606,427)	$(11,674,780)	(90,646)	$(1,787,106)	(411,303)	$(7,834,059)

44 Putnam VT Global Asset Allocation Fund

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Money Market Liquidity Fund *	$—	$154,000	$154,000	$16	$—

Putnam Short Term Investment Fund *	35,469,696	27,259,364	34,592,462	37,557	28,136,598

Totals	$35,469,696	$27,413,364	$34,746,462	$37,573	$28,136,598

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$—*

Written swap option contracts (contract amount) (Note 3)	$220,000

Futures contracts (number of contracts)	400

Forward currency contracts (contract amount)	$45,800,000

Centrally cleared interest rate swap contracts (notional)	$23,600,000

OTC total return swap contracts (notional)	$18,600,000

OTC credit default contracts (notional)	$860,000

Centrally cleared credit default contracts (notional)	$5,600,000

Warrants (number of warrants)	6,000

* For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables, Net assets —
	Unrealized appreciation	$32,318*	Payables	$28,701

Foreign exchange contracts	Receivables	243,558	Payables	259,362

Equity contracts	Investments, Receivables, Net		Payables, Net assets —
	assets — Unrealized appreciation	124,005*	Unrealized depreciation	105,447*

Interest rate contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	58,062*	Unrealized depreciation	91,118*

Total		$457,943		$484,628

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Global Asset Allocation Fund 45

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(115,793)	$(115,793)

Foreign exchange contracts	—	—	—	781,299	—	$781,299

Equity contracts	(1,586)	(645)	1,053,254	—	(42,845)	$1,008,178

Interest rate contracts	—	(12,614)	383,010	—	(207,045)	$163,351

Total	$(1,586)	$(13,259)	$1,436,264	$781,299	$(365,683)	$1,837,035

The following is a summary of realized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1) (there were no unrealized gains or losses on derivative instruments):

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(20,388)	$(20,388)

Foreign exchange contracts	—	—	—	(431,740)	—	$(431,740)

Equity contracts	2,063	—	(158,567)	—	(20,778)	$(177,282)

Interest rate contracts	—	9,523	(195,958)	—	35,372	$(151,063)

Total	$2,063	$9,523	$(354,525)	$(431,740)	$(5,794)	$(780,473)

46 Putnam VT Global Asset Allocation Fund

This page intentionally left blank.

Putnam VT Global Asset Allocation Fund 47

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$1,685	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,685

OTC Total return swap contracts*#	—	690	—	55,664	754	—	1,216	—	—	—	—	—	—	—	—	58,324

OTC Credit default contracts*#	—	—	—	—	4,401	—	1,541	—	—	1,293	—	—	—	—	—	7,235

Centrally cleared credit
default contracts§	—	—	980	—	—	—	—	—	—	—	—	—	—	—	—	980

Futures contracts§	—	—	—	—	—	—	—	—	—	—	46,504	—	—	—	—	46,504

Forward currency contracts#	6,810	12,969	—	15,520	28,172	13,639	3,776	38,200	6,821	—	—	1,791	12,023	97,186	6,651	243,558

Total Assets	$6,810	$13,659	$2,665	$71,184	$33,327	$13,639	$6,533	$38,200	$6,821	$1,293	$46,504	$1,791	$12,023	$97,186	$6,651	$358,286

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	7,760	—	—	—	—	—	—	—	—	—	—	—	—	7,760

OTC Total return swap contracts*#	—	275	—	77,708	—	—	—	—	—	—	—	—	—	—	—	77,983

OTC Credit default contracts*#	1,324	—	—	—	20,424	—	4,604	—	—	2,349	—	—	—	—	—	28,701

Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	—	33,101	—	—	—	—	33,101

Forward currency contracts#	56,050	18,533	—	88,213	19,802	3,087	6,785	9,340	15,165	—	—	24,191	328	17,868	—	259,362

Written swap options #	—	—	—	—	—	—	—	—	23,846	—	—	—	—	—	—	23,846

Total Liabilities	$57,374	$18,808	$7,760	$165,921	$40,226	$3,087	$11,389	$9,340	$39,011	$2,349	$33,101	$24,191	$328	$17,868	$—	$430,753

Total Financial and Derivative
Net Assets	$(50,564)	$(5,149)	$(5,095)	$(94,737)	$(6,899)	$10,552	$(4,856)	$28,860	$(32,190)	$(1,056)	$13,403	$(22,400)	$11,695	$79,318	$6,651	$(72,467)

Total collateral received (pledged)† ##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$79,318	$—

Net amount	$(50,564)	$(5,149)	$(5,095)	$(94,737)	$(6,899)	$10,552	$(4,856)	$28,860	$(32,190)	$(1,056)	$13,403	$(22,400)	$11,695	$—	$6,651

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

48	Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund	49

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $9,999,842 as a capital gain dividend with respect to the taxable year ended December 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated 28.46% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

50 Putnam VT Global Asset Allocation Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Robert J. Darretta Born 1946 Trustee since 2007	From 2009 until 2012, served as Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy; Great Lakes Science Center	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Global Markets and Corporate Ownership at The Columbia University Law School.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services	
Kenneth R. Leibler Born 1949 Trustee since 2006	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Serves on the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts. Director of Beth Israel Deaconess Care Organization. Until November 2010, director of Ruder Finn Group, a global communications and advertising firm.	Eversource Corporation, which operates New England's largest energy delivery system

Putnam VT Global Asset Allocation Fund 51

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2015, there were 117 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and Putnam
Vice President and Chief Legal Officer	Since 2007	Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments,	Putnam Investments and	Nancy E. Florek (Born 1957)
Putnam Management, and Putnam	Putnam Management	Vice President, Director of Proxy Voting and
Retail Management		Corporate Governance, Assistant Clerk, and
	Susan G. Malloy (Born 1957)	Associate Treasurer
James F. Clark (Born 1974)	Vice President and Assistant Treasurer	Since 2000
Chief Compliance Officer	Since 2007
Since 2016	Director of Accounting & Control
Associate General Counsel, Putnam	Services, Putnam Investments and
Investments, Putnam Investment	Putnam Management
Management, and Putnam Retail
Management (2003–2015)

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s [SEC] website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	John A. Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Kenneth R. Leibler
Investment Sub-Advisor	Legal Counsel	Robert E. Patterson
The Putnam Advisory Company, LLC	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	W. Thomas Stephens
Public Accounting Firm
Marketing Services	PricewaterhouseCoopers LLP
Putnam Retail Management
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	VTAN062 298654 2/16

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In November 2015, the Code of Ethics of Putnam Investment Management, LLC was amended. The key changes to the Code of Ethics are as follows: (i) Non-Access Persons are no longer required to pre-clear their trades, (ii) a new provision governing conflicts of interest has been added, (iii) modifying certain provisions of the pre-clearance requirements, Contra-Trading Rule and 60-Day Short-Term Rule, (iv) modifying and adding language relating to reporting of unethical or illegal acts, including anti-retaliation provision, and (v) certain other changes.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Darretta, Mr. Patterson, Mr. Hill, and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2015	$104,393	$ —	$15,131	$ —
December 31, 2014	$99,567	$ —	$17,701	$ —

For the fiscal years ended December 31, 2015 and December 31, 2014, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $757,724 and $579,766 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2015	$ —	$742,593	$ —	$ —

December 31, 2014	$ —	$562,065	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 26, 2016